          As filed with the Securities and Exchange Commission on April 30, 2003
                                               Securities Act File No. 333-05173
                                        Investment Company Act File No. 811-7651

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.__                     [ ]

                         Post-Effective Amendment No. 20                    [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                     [X]

                                Amendment No. 21                            [X]
                        (Check appropriate box or boxes)

                          ING VARIABLE PORTFOLIOS, INC.
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

               7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 992-0180

                                 James Hennessy
                              ING Investments, LLC
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]      Immediately upon filing pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1), or

[ ]      75 days after filing pursuant to paragraph (a)(2) or

[X]      on May 1, 2003 pursuant to paragraph (b)

[ ]      on May 1, 2003 pursuant to paragraph (a)(1)

[ ]      on ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       PROSPECTUS

[COMPASS PHOTO]
       May 1, 2003

       Class R
                                                 ING VARIABLE PRODUCT FUNDS

                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio

                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio

                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth and Income
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 STRATEGIC ALLOCATION PORTFOLIOS
                                                 ING VP Strategic Allocation
                                                 Growth Portfolio
                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio
                                                 ING VP Strategic Allocation
                                                 Income Portfolio

       This Prospectus contains important information about investing in the ING VP Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their objectives. As with all variable portfolios, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                     1
    PORTFOLIOS AT A GLANCE                                    2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                     4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                   6
    ING VP Small Company Portfolio                            8
    ING VP Technology Portfolio                              10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                     12
    ING VP Index Plus MidCap Portfolio                       14
    ING VP Index Plus SmallCap Portfolio                     16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                       18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                          20
    ING VP Growth and Income Portfolio                       22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                    24
    ING VP Money Market Portfolio                            26



    STRATEGIC ALLOCATION PORTFOLIOS                          28
    ING VP Strategic Allocation Growth Portfolio             31
    ING VP Strategic Allocation Balanced Portfolio           32
    ING VP Strategic Allocation Income Portfolio             33

    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            36
    INFORMATION FOR INVESTORS                               38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    44
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING VP International Equity Portfolio seeks long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are looking for exposure to international markets and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.

  The ING VP Bond Portfolio may suit you if you:

  - want greater income potential than a money market fund and

  - are willing to accept more risk than a money market fund.

  The ING VP Money Market Portfolio may suit you if:

  - seek high current return, consistent with the preservation of capital and liquidity.

STRATEGIC ALLOCATION PORTFOLIOS

  ING's Strategic Allocation Portfolios are asset allocation Portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     VP International Equity Portfolio                      Long-term capital growth
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Growth Portfolio                                    Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Small Company Portfolio                             Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Technology Portfolio                                Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          VP Index Plus LargeCap Portfolio                       Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Index
                                                                         (S&P 500 Index)

                  VP Index Plus MidCap Portfolio                         Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  VP Index Plus SmallCap Portfolio                       Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          VP Value Opportunity Portfolio                         Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Balanced Portfolio, Inc.                            Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  VP Growth and Income Portfolio                         Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      VP Bond Portfolio                                      Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  VP Money Market Portfolio                              High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         VP Strategic Allocation Growth Portfolio               Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Strategic Allocation Balanced Portfolio             Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  VP Strategic Allocation Income Portfolio               Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities and small-sized companies.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S.

These securities may include common stocks as well as securities convertible into common stock.


In managing the Portfolio, the Sub-Adviser looks to:


- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.


- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.


The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.
Other risks of foreign investing include:

- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993      1994       1995       1996       1997       1998       1999       2000       2001       2002
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                          18.92%     51.33%    -20.33%    -23.88%    -26.68%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

       4th quarter 1999:   31.30%
       3rd quarter 2002:  -22.28%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -9.17%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -26.68           -4.08                   -3.54
MSCI EAFE Index (reflects no deduction for fees or
expenses)(2)                                                    %  -15.66           -2.61(3)                -2.61(3)


(1) Class R commenced operations on December 22, 1997.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.


(3) The Index return is for the period beginning January 1, 1998.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.


In managing the Portfolio, the Sub-Adviser:


- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.


- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.


- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]


  1993     1994     1995     1996     1997     1998     1999      2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    ------    ------    ------
                                      33.01%   37.68%   34.97%   -11.95%   -27.06%   -28.94%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

  4th quarter 1998:   24.37%
  1st quarter 2001:  -23.35%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     2.34%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -28.94          -3.24                  2.27
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(2)                                                    %  -27.88          -3.84                  0.84(3)


(1) Class R commenced operations on December 13, 1996.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In managing the Portfolio, the Sub-Adviser:


- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.


- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.


- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993      1994       1995      1996       1997       1998       1999       2000      2001       2002
  ----      ----      -------   -------    -------    -------    -------    -------   -------    -------

                                             34.49%      1.10%     30.85%      6.72%     4.00%    -23.23%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:

  4th quarter 2000:   28.09%
  3rd quarter 1998:  -19.38%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -4.71%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -23.23           2.42                   7.30
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -20.48          -1.36                   2.25(3)


(1) Class R commenced operations on December 27, 1996.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.


(3) The Index return is for the period beginning January 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                            AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.


The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.



In selecting stocks for the Portfolio, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Because the Portfolio's investments are concentrated in the information technology sector, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                                          -22.96%   -41.28


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Portfolio commenced operations.



            Best and worst quarterly performance during this period:

  4th quarter 2001:   36.45%
  3rd quarter 2001:  -34.13%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -3.01%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index.


                                                                                  5 YEARS               10 YEARS
                                                                   1 YEAR  (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %  -41.28         -39.10                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(2)                           %  -40.27         -40.34(3)               N/A


(1) Class R commenced operations on May 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(3) The Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                      33.89%   31.60%   24.30%   -9.41%   -13.62%   -21.53%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998: 22.83 %


                           3rd quarter 2002: -17.26 %

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -3.23%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -21.53          0.09                   6.37
S&P 500 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -22.10         -0.59                   6.41(3)


(1) Class R commenced operations on September 16, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning September 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.


The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED

                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993    1994    1995    1996    1997    1998    1999    2000     2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   ------    ------
                                          24.30%  15.81%  19.91%   -1.32%   -12.09%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1998: 29.17%


                            3rd quarter 2002: -15.18%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -3.96%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -12.09           8.60                  9.27
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -14.51           6.41                  7.10(3)


(1) Class R commenced operations on December 16, 1997.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993    1994    1995    1996    1997    1998    1999    2000    2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ------
                                          -1.35%  10.79%   9.82%   2.41%   -13.21%




(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                                                       4th quarter 1998:  17.61%


                                                       3rd quarter 1998: -19.74%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -5.43%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P SmallCap 600 Index.


                                                                                  5 YEARS                10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)    (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -13.21           1.30                   2.14
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -14.63           2.44                   2.80(3)


(1) Class R commenced operations on December 19, 1997.


(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.


(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Portfolio, the Sub-Adviser tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. The Sub-Adviser believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser may look to sell a security when company business fundamentals deteriorate or when price objectives are reached.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.
Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.
CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -------
                                  39.36%  22.39%  19.58%  10.19%  -9.62%  -25.96%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                                                       4th quarter 1998:  30.76%


                                                       3rd quarter 2002: -19.96%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -3.68%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -25.96          1.54                   7.36
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -22.10         -0.56                   4.03(3)


(1) Class R commenced operations on December 13, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:


- Equities, such as common and preferred stocks;


- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.


The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.



In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.



In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


The principal risks of investing in the Portfolio are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.


Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The Portfolio's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  9.90%    -0.35%   27.23%   15.17%   22.49%   16.93%   13.60%   -0.56%   -4.21%   -10.31%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            4th quarter 1998: 13.05%


                           3rd quarter 2002:  -9.64%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -1.03%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                    1 YEAR     5 YEARS    10 YEARS
Class R Return                                                  %   -10.31       2.56       8.35
S&P 500 Index (reflects no deduction for fees or
  expenses)(1)                                                  %   -22.10      -0.56       9.37
LBAB Index (reflects no deduction for fees or expenses)(2)      %    10.25       7.55       7.51
Composite Index (reflects no deduction for fees or
  expenses)(3)                                                  %   -16.37       0.99       8.89


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.



The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.



In managing the Portfolio, the Sub-Adviser:


- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.


- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.


Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.74%        -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%    -18.40%    -24.99


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                                                       4th quarter 1998:  20.08%


                                                       3rd quarter 2002: -16.32%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     -3.93%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   -24.99     -6.03      5.17
S&P 500 Index (reflects no deduction for fees or
expenses)(1)                                                    %   -22.10     -0.56      9.37


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.



In managing the Portfolio, the Sub-Adviser:


- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.

- Looks to identify issuers whose perceived value is not reflected in their security prices.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993    1994     1995     1996     1997    1998    1999     2000     2001     2002
  ----    -----    -----    -----    ----    ----    -----    -----    -----    ----
  9.69%   -3.83%   18.24%    3.60%   8.30%   8.14%   -0.74%    9.64%    8.75%   8.33%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            2nd quarter 1995:  6.56%


                            1st quarter 1994: -3.32%

          Portfolio's year-to-date total return as of March 31, 2003:

                                     2.07%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %    8.33      6.75       6.85
LBAB Index (reflects no deduction for fees or expenses)(1)      %   10.25      7.55       7.51


(1) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


                       1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%      3.94%      1.66%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            3rd quarter 2000: 1.66%


                            4th quarter 2002: 0.39%


        The Portfolio's year-to-date total return as of March 31, 2003:
                                     0.24%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.


                                                                  1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %  1.66     4.49       4.66
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(1)                           %  1.27     4.00       4.15


(1) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
STRATEGIC ALLOCATION PORTFOLIOS               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

OBJECTIVES

Strategic Allocation Growth (formerly ING Ascent) seeks to provide capital appreciation.

Strategic Allocation Balanced (formerly ING Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Strategic Allocation Income (formerly ING Legacy) seeks to provide total return consistent with preservation of capital.

INVESTMENT STRATEGIES

Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation portfolios that have been designed for investors with different investment goals:

- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.


Under normal market conditions, the Sub-Adviser allocates the assets of each Strategic Allocation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows Aeltus to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.


Each Strategic Allocation Portfolio benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.


Each Strategic Allocation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Advisers' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Strategic Allocation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, the Sub-Adviser considers such factors as:


- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in a Portfolio. Each Portfolio may be affected by the following risks, among others.


The success of each Strategic Allocation Portfolio's strategy depends significantly on the Sub-Advisers' skill in choosing investments and in allocating assets among the different investment classes.


In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Portfolio are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield instruments is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for

 28      Strategic Allocation Portfolios

                                                 STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



     ASSET CLASS
                                              STRATEGIC         STRATEGIC         STRATEGIC
                                              ALLOCATION        ALLOCATION        ALLOCATION        ASSET CLASS
                                              GROWTH            BALANCED(1)       INCOME(2)         COMPARATIVE INDEX(3)
     EQUITIES
     DOMESTIC STOCKS
     Range                                    0-100%            0-80%             0-70%             Russell 3000
     Benchmark                                70%               55%               35%
     INTERNATIONAL STOCKS
     Range                                    0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark                                10%               5%                0%                International Europe,
                                                                                                    Australia and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark                                20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%


---------------------
(1)Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(3)See page 30 for a description of each Asset Class Comparative Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Strategic Allocation Portfolios       29

STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

ASSET CLASS             Asset Class Comparative Indices

Domestic Stocks         The Russell 3000 Index measures the performance of the
                        3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds       The Lehman Brothers Aggregate Bond Index is a widely
                        recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      Strategic Allocation Portfolios

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


1993   1994    1995    1996     1997     1998    1999     2000      2001      2002
----   ----    ----    -----    -----    ----    -----    -----    ------    ------

                       23.58%   19.90%   4.30%   14.35%   -0.67%   -11.54%   -13.76%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

            Best and worst quarterly performance during this period:

                                                       2nd quarter 1997:  10.91%


                                                       3rd quarter 2002: -14.41%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -2.78%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -13.76          -2.00                   5.37
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -21.54          -0.71                   7.96(3)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(4)                                        %   -14.98           1.06                   7.44(3)


(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.


(4) The Strategic Allocation Growth composite is comprised of the asset class indices correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       31

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000    2001     2002
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       18.81%   17.57%   5.91%   10.22%   0.41%   -6.99%   -9.54%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

            Best and worst quarterly performance during this period:

                                                        2nd quarter 1997:  8.90%


                                                       3rd quarter 2002: -11.17%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -1.66%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -9.54         -0.28                  5.62
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -21.54         -0.71                  7.96(3)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(4)                              %   -9.51          2.78                  7.73(3)


(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.


(4) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


 32      ING VP Strategic Allocation Balanced Portfolio

                                    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000    2001     2002
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       14.19%   14.50%   6.94%    7.10%   4.81%   -2.37%   -4.34%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

            Best and worst quarterly performance during this period:

                                                        2nd quarter 1997:  7.20%


                                                        3rd quarter 2002: -6.39%


          Portfolio's year-to-date total return as of March 31, 2003:

                                     -0.36%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -4.34          2.31                  6.36
Saly BIG Index (reflects no deduction for fees or
expenses)(2)                                                    %   10.09          7.53                  7.63
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(4)                                        %   -2.28          4.75                  7.85(3)


(1) Class R commenced operations on July 5, 1995.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgaged-backed and corporate debt securities.

(3) The Index return is for the period beginning July 1, 1995.


(4) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]
       The table that follows shows the estimated operating expenses paid each year by each Portfolio. Actual expenses paid by the Portfolios may vary from year to year.

       You may participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under the variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)


                                                                      TOTAL                               TOTAL
                                   DISTRIBUTION                     PORTFOLIO          WAIVERS             NET
                    MANAGEMENT       (12B-1)           OTHER        OPERATING     REIMBURSEMENTS(2)     PORTFOLIO
PORTFOLIO              FEE             FEES          EXPENSES       EXPENSES       AND RECOUPMENT       EXPENSES
-----------------------------------------------------------------------------------------------------------------
 VP
 International
  Equity      %        0.85            N/A             0.61           1.46              -0.31             1.15
 VP Growth    %        0.60            N/A             0.12           0.72                 --             0.72
 VP Small
  Company     %        0.75            N/A             0.12           0.87                 --             0.87
 VP
Technology    %        0.95            N/A             0.17           1.12                 --             1.12
 VP Index
  Plus
  LargeCap    %        0.35            N/A             0.10           0.45                 --             0.45
 VP Index
  Plus
  MidCap      %        0.40            N/A             0.13           0.53                 --             0.53
 VP Index
  Plus
  SmallCap    %        0.40            N/A             0.23           0.63              -0.03             0.60
 VP Value
 Opportunity   %       0.60            N/A             0.12           0.72                 --             0.72
 VP
  Balanced    %        0.50            N/A             0.10           0.60                 --             0.60
 VP Growth
  and
  Income      %        0.50            N/A             0.09           0.59                 --             0.59
 VP Bond      %        0.40            N/A             0.09           0.49                 --             0.49
 VP Money
  Market      %        0.25            N/A             0.09           0.34                 --             0.34
 VP
 Strategic
Allocation
  Growth      %        0.60            N/A             0.17           0.77              -0.02             0.75
 VP
 Strategic
Allocation
  Balanced    %        0.60            N/A             0.17           0.77              -0.07             0.70
 VP
 Strategic
Allocation
  Income      %        0.60            N/A             0.17           0.77              -0.12             0.65


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.



(2) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment". The expense limit for each Portfolio is shown as "Total Net Portfolio Expenses". For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.


 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS R PORTFOLIO                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 VP International Equity                                     $                     117         431          768       1,720
 VP Growth                                                   $                      74         230          401         894
 VP Small Company                                            $                      89         278          482       1,073
 VP Technology                                               $                     114         356          617       1,363
 VP Index Plus LargeCap                                      $                      46         144          252         567
 VP Index Plus MidCap                                        $                      54         170          296         665
 VP Index Plus SmallCap                                      $                      61         199          348         783
 VP Value Opportunity                                        $                      74         230          401         894
 VP Balanced                                                 $                      61         192          335         750
 VP Growth and Income                                        $                      60         189          329         738
 VP Bond                                                     $                      50         157          274         616
 VP Money Market                                             $                      35         109          191         431
 VP Strategic Allocation Growth                              $                      77         244          426         952
 VP Strategic Allocation Balanced                            $                      72         239          421         948
 VP Strategic Allocation Income                              $                      66         234          416         943
-----------------------------------------------------------------------------------------------------------------------------


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of March 31, 2003, ING managed almost $32.5 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
VP International Equity                                  0.85%
VP Growth                                                0.60
VP Small Company                                         0.75
VP Technology                                            0.95
VP Index Plus LargeCap                                   0.35
VP Index Plus MidCap                                     0.40
VP Index Plus SmallCap                                   0.40
VP Value Opportunity                                     0.60
VP Balanced                                              0.50
VP Growth and Income                                     0.50
VP Bond                                                  0.40
VP Money Market                                          0.25
VP Strategic Allocation Growth                           0.60
VP Strategic Allocation Balanced                         0.60
VP Strategic Allocation Income                           0.60


SUB-ADVISERS


ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Technology). Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2003, Aeltus managed $38.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

VP SMALL COMPANY PORTFOLIO

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs began managing Small Company in March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VP VALUE OPPORTUNITY PORTFOLIO

Value Opportunity is managed by a team of Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Value Opportunity since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP INTERNATIONAL EQUITY PORTFOLIO

VP International Equity Portfolio is managed by a team of Aeltus investment specialists.

VP GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 30 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

VP INDEX PLUS LARGECAP, VP INDEX PLUS MIDCAP, VP INDEX PLUS SMALLCAP PORTFOLIOS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since May 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP BALANCED PORTFOLIO

Balanced is managed by Neil Kochen and James Kauffmann.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

James B. Kauffmann co-manages the VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP BOND PORTFOLIO

James B. Kauffmann has primary responsibilities for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP MONEY MARKET PORTFOLIO

VP Money Market Portfolio is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 10 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.

STRATEGIC ALLOCATION PORTFOLIOS

VP STRATEGIC ALLOCATION GROWTH, VP STRATEGIC ALLOCATION BALANCED, AND VP STRATEGIC ALLOCATION INCOME

ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

VP TECHNOLOGY PORTFOLIO

AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of March 31, 2003, AIC managed over $69 million in assets.


Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.

ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, the insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards of Directors/Trustees (Board) intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities may be valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY


The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio, except Growth and Income and Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, prospectus summary or disclosure statement, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT MONEY MARKET). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment object and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.

INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS (ALL PORTFOLIOS EXCEPT MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of



 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Each Portfolio (other than International, Technology and Money Market) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL PORTFOLIOS). Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e.,



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME BOND, MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Each Portfolio (other than Money Market) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio (other than Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Portfolio (other than Bond and Money Market) may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


REPURCHASE AGREEMENTS (ALL PORTFOLIOS). A Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.




 42      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


OTHER RISKS


LENDING PORTFOLIO SECURITIES. In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

 44      Financial Highlights

FINANCIAL HIGHLIGHTS                       ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       7.90     10.40     15.92     11.59     10.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       0.03      0.02     -0.02     -0.01      0.07
 Net realized and unrealized gain (loss) on investments        $      -2.13     -2.51     -3.17      5.78      1.87
 Total from investment operations                              $      -2.10     -2.49     -3.19      5.77      1.94
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.02      0.01      0.01      0.15      0.01
 Net realized gains on investments                             $         --        --      2.32      1.29      0.61
 Total distributions                                           $       0.02     -0.01      2.33      1.44      0.62
 Net asset value, end of year                                  $       5.78      7.90     10.40     15.92     11.59
 TOTAL RETURN(1)                                               %     -26.68    -23.88    -20.33     51.33     18.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     28,917    48,652    52,210    43,548    16,242
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %       1.15      1.15      1.15      1.15      1.15
 Gross expenses prior to expense reimbursement                 %       1.46      1.26      1.34      1.62      1.77
 Net investment income (loss) after expense reimbursement(2)   %       0.40      0.23     -0.18      0.13      0.55
 Portfolio turnover rate                                       %        266       229       212       169       158


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP International Equity Portfolio       45

ING VP GROWTH PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $        9.64      14.99      17.32      13.53       9.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       -0.01      -0.01       0.01       0.03       0.03
 Net realized and unrealized gain (loss) on investments        $       -2.78      -3.87      -2.02       4.62       3.68
 Total from investment operations                              $       -2.79      -3.88      -2.01       4.65       3.71
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $          --       0.01       0.01       0.02       0.03
 Net realized gains on investments                             $          --       1.46       0.31       0.84         --
 Total distributions                                           $          --       1.47       0.32       0.86       0.03
 Net asset value, end of year                                  $        6.85       9.64      14.99      17.32      13.53
 TOTAL RETURN(1)                                               %      -28.94     -27.06     -11.95      34.97      37.68
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     181,029    305,624    460,578    369,845    142,363
 Ratios to average net assets:
 Expenses                                                      %        0.72       0.70       0.70       0.71       0.75
 Net investment income (loss)                                  %       -0.06      -0.08       0.06       0.20       0.40
 Portfolio turnover rate                                       %         241        216        179        138        153


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


 46      ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS                              ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP.


                                                                                        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                                        2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $         16.68        16.65        16.52        12.79       12.77
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $          0.05         0.06         0.11         0.08        0.07
 Net realized and unrealized gain (loss) on investments        $         -3.91         0.58         1.09         3.84        0.07
 Total from investment operations                              $         -3.86         0.64         1.20         3.92        0.14
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $          0.07         0.10         0.02         0.06        0.08
 Net realized gains on investments                             $            --         0.51         1.05         0.13        0.04
 Total distributions                                           $          0.07         0.61         1.07         0.19        0.12
 Net asset value, end of year                                  $         12.75        16.68        16.65        16.52       12.79
 TOTAL RETURN(1)                                               %        -23.23         4.00         6.72        30.85        1.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $       288,890      341,332      273,617      149,416      99,823
 Ratios to average net assets:
 Expenses                                                      %          0.87         0.86         0.87         0.88        0.89
 Net investment income                                         %          0.39         0.50         0.80         0.64        0.93
 Portfolio turnover rate                                       %           371          240          330          256         185


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       47

ING VP TECHNOLOGY PORTFOLIO                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                                           MAY 1, 2000(1)
                                                                        YEAR ENDED        YEAR ENDED             TO
                                                                       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                           2002              2001               2000
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $            4.53              5.88               10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                           $           -0.03             -0.02               -0.02
 Net realized and unrealized loss on investments               $           -1.84             -1.33               -4.10
 Total from investment operations                              $           -1.87             -1.35               -4.12
 Net asset value, end of period                                $            2.66              4.53                5.88
 TOTAL RETURN(2)                                               %          -41.28            -22.96              -41.20
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          45,559            62,878              44,621
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.11              1.11                1.15
 Gross expenses prior to expense reimbursement(3)              $            1.12              1.11                1.20
 Net investment loss after expense reimbursement(3)(4)         %           -0.89             -0.49               -0.61
 Portfolio turnover rate                                       %              61               129                 150


--------------------------------------------------------------------------------


(1) Commencement of operations.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


 48      ING VP Technology Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $           13.86          16.73          20.87          17.59        14.02
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $            0.14           0.15           0.13           0.12         0.12
 Net realized and unrealized gain (loss) on
 investments                                          $           -3.12          -2.40          -1.99           4.09         4.30
 Total from investment operations                     $           -2.98          -2.25          -1.86           4.21         4.42
LESS DISTRIBUTIONS FROM:
 Net investment income                                $            0.03           0.13           0.14           0.10         0.12
 Net realized gain on investments                     $              --           0.49           2.14           0.83         0.73
 Total distributions                                  $            0.03           0.62           2.28           0.93         0.85
 Net asset value, end of period                       $           10.85          13.86          16.73          20.87        17.59
 TOTAL RETURN(1)                                      %          -21.53         -13.62          -9.41          24.30        31.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $         943,520      1,165,893      1,248,768      1,162,472      496,059
 Ratios to average net assets:
 Expenses                                             %            0.45           0.45           0.44           0.45         0.46
 Net investment income                                %            1.18           1.05           0.73           0.78         1.07
 Portfolio turnover rate                              %             139            125            111             88           99
---------------------------------------------------------------------------------------------------------------------------------



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       49

ING VP INDEX PLUS MIDCAP PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statement, which have been audited by KPMG LLP, independent auditors.


                                                                                         YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------------------
                                                                          2002         2001         2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $         13.54        14.67       12.40       12.20       10.34
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $          0.04         0.07        0.04        0.06        0.07
 Net realized and unrealized gain (loss) on investments          $         -1.67        -0.26        2.43        1.76        2.42
 Total from investment operations                                $         -1.63        -0.19        2.47        1.82        2.49
LESS DISTRIBUTIONS FROM:
 Net investment income                                           $          0.05         0.03          --        0.06        0.07
 Net realized gain on investments                                $            --         0.91        0.20        1.56        0.56
 Total distributions                                             $          0.05         0.94        0.20        1.62        0.63
 Net asset value, end of period                                  $         11.86        13.54       14.67       12.40       12.20
 TOTAL RETURN(1)                                                 %        -12.09        -1.32       19.91       15.81       24.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $       251,674      161,663      94,727      19,244       9,923
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                     %          0.53         0.55        0.58        0.60        0.60
 Gross expenses prior to expense reimbursement(2)                %          0.53         0.55        0.62        0.80        0.82
 Net investment income after expense reimbursement(2)            %          0.61         0.77        0.66        0.68        0.68
 Portfolio turnover rate                                         %           139          189         154         143         166
---------------------------------------------------------------------------------------------------------------------------------



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


 50      ING VP Index Plus MidCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      11.60     11.97     10.90      9.86     10.42
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.01      0.02      0.02      0.02      0.04
 Net realized and unrealized gain (loss) on investments        $      -1.53      0.25      1.05      1.04     -0.19
 Total from investment operations                              $      -1.52      0.27      1.07      1.06     -0.15
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.01      0.02        --      0.02      0.04
 Net realized gains on investments                             $       0.12      0.62        --        --      0.37
 Total distributions                                           $       0.13      0.64        --      0.02      0.41
 Net asset value, end of period                                $       9.95     11.60     11.97     10.90      9.86
 TOTAL RETURN(1)                                               %     -13.21      2.41      9.82     10.79     -1.35
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     86,494    46,547    20,484    12,484     7,599
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %       0.58      0.60      0.60      0.60      0.60
 Gross expenses prior to expense reimbursement(2)              %       0.63      0.71      0.86      0.90      0.87
 Net investment income after expense reimbursement(2)          %       0.30      0.35      0.28      0.28      0.38
 Portfolio turnover rate                                       %        134       134       142       107       142


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       51

ING VP VALUE OPPORTUNITY PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                      2002      2001       2000      1999      1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      13.25      15.34     16.42     14.41     11.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.04       0.03      0.07      0.10      0.09
 Net realized and unrealized gain (loss) on investments        $      -3.47      -1.43      1.49      2.71      2.56
 Total from investment operations                              $      -3.43      -1.40      1.56      2.81      2.65
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.05       0.05      0.03      0.08      0.08
 Net realized gains on investments                             $         --       0.64      2.61      0.72      0.08
 Total distributions                                           $       0.05       0.69      2.64      0.80      0.16
 Net asset value, end of year                                  $       9.77      13.25     15.34     16.42     14.41
 TOTAL RETURN(1)                                               %     -25.96      -9.62     10.19     19.58     22.39
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     211,470   219,287    116,029   85,030    76,109
 Ratios to average net assets:
 Expenses                                                      %       0.72       0.71      0.75      0.73      0.74
 Net investment income                                         %       0.51       0.54      0.58      0.69      0.93
 Portfolio turnover rate                                       %        304        185       171       125       126


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


 52      ING VP Value Opportunity Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                              YEAR ENDED DECEMBER 31,
                                                                     ------------------------------------------
                                                                      2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      12.09    13.40    15.57    15.73    16.03
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.25     0.31     0.43     0.44     0.46
 Net realized and unrealized gain (loss) on investments        $      -1.49    -0.87    -0.49     1.56     2.11
 Total from investment operations                              $      -1.24    -0.56    -0.06     2.00     2.57
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.12     0.28     0.46     0.40     0.39
 Net realized gains on investments                             $         --     0.47     1.65     1.76     2.48
 Total distributions                                           $       0.12     0.75     2.11     2.16     2.87
 Net asset value, end of year                                  $      10.73    12.09    13.40    15.57    15.73
 TOTAL RETURN(1)                                               %     -10.31    -4.21    -0.56    13.60    16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      1,223    1,591    1,777    1,988    1,852
 Ratios to average net assets:
 Expenses                                                      %       0.60     0.59     0.59     0.59     0.59
 Net investment income                                         %       2.00     2.46     2.72     2.81     3.01
 Portfolio turnover rate                                       %        345      167      182      136       86


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       53

ING VP GROWTH AND INCOME PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------
                                                                      2002      2001      2000      1999     1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      19.54     24.12     30.69     31.87    33.63
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       0.16      0.14      0.17      0.31     0.38
 Net realized and unrealized gain (loss) on investments        $      -5.04     -4.58     -3.46      4.86     4.47
 Total from investment operations                              $      -4.88     -4.44     -3.29      5.17     4.85
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.16      0.14      0.16      0.34     0.40
 Net realized gains on investments                             $         --        --      3.12      6.01     6.21
 Total distributions                                           $       0.16      0.14      3.28      6.35     6.61
 Net asset value, end of year                                  $      14.50     19.54     24.12     30.69    31.87
 TOTAL RETURN(1)                                               %     -24.99    -18.40    -10.97     17.42    14.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      3,525     5,639     7,797    10,029    9,801
 Ratios to average net assets:
 Expenses                                                      %       0.59      0.59      0.58      0.58     0.57
 Net investment income                                         %       0.83      0.62      0.55      0.89     1.03
 Portfolio turnover rate                                       %        246       185       149       133      146


--------------------------------------------------------------------------------


(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


 54      ING VP Growth and Income Portfolio

FINANCIAL HIGHLIGHTS                                       ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                      YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------------------------
                                                                    2002           2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                       $           12.95          12.61        12.17        13.06        12.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $            0.45           0.59         0.79         0.76         0.75
 Net realized and unrealized gain (loss) on investments   $            0.63           0.51         0.37        -0.86         0.28
 Total from investment operations                         $            1.08           1.10         1.16        -0.10         1.03
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $            0.43           0.65         0.72         0.75         0.76
 Net realized gains on investments                        $            0.07           0.11           --         0.04         0.06
 Total distributions                                      $            0.50           0.76         0.72         0.79         0.82
 Net asset value, end of year                             $           13.53          12.95        12.61        12.17        13.06
 TOTAL RETURN(1)                                          %            8.33           8.75         9.64        -0.74         8.14
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                          $       1,205,958      1,023,563      711,211      717,472      794,560
 Ratios to average net assets:
 Expenses                                                 %            0.49           0.50         0.50         0.49         0.49
 Net investment income                                    %            3.50           5.06         6.29         5.77         5.82
 Portfolio turnover rate                                  %             565            219          334          201           89
---------------------------------------------------------------------------------------------------------------------------------



(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       55

ING VP MONEY MARKET PORTFOLIO                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                   $           13.33          13.61          13.42          13.39        13.36
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $            0.21           0.50           0.83           0.59         0.63
 Net realized and unrealized gain (loss) on
 investments                                          $              --           0.01          -0.02           0.06         0.07
 Total from investment operations                     $            0.21           0.51           0.81           0.65         0.70
LESS DISTRIBUTIONS FROM:
 Net investment income                                $            0.51           0.79           0.62           0.62         0.67
 Total distributions                                  $            0.51           0.79           0.62           0.62         0.67
 Net asset value, end of year                         $           13.03          13.33          13.61          13.42        13.39
 TOTAL RETURN(1)                                      %            1.66           3.94           6.38           5.08         5.46
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                      $       1,551,666      1,518,737      1,195,930      1,157,818      875,169
 Ratios to average net assets:
 Expenses                                             %            0.34           0.34           0.34           0.34         0.34
 Net investment income                                %            1.63           4.07           6.20           5.04         5.28
---------------------------------------------------------------------------------------------------------------------------------



(1) Additional dividends have been reinvested and does not reflect the effect of contract insurance charges.


 56      ING VP Money Market Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $         12.75        14.65        14.92        14.02        14.12
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $          0.13         0.20         0.23         0.39         0.33
 Net realized and unrealized gain (loss) on investments       $         -1.87        -1.88        -0.32         1.56         0.27
 Total from investment operations                             $         -1.74        -1.68        -0.09         1.95         0.60
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $          0.20         0.22         0.06         0.33         0.35
 Net realized gains on investments                            $            --           --         0.12         0.72         0.35
 Total distributions                                          $          0.20         0.22         0.18         1.05         0.70
 Net asset value, end of year                                 $         10.81        12.75        14.65        14.92        14.02
 TOTAL RETURN(1)                                              %        -13.76       -11.54        -0.67        14.35         4.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $       165,733      197,038      216,319      214,412      207,596
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %          0.75         0.74         0.75         0.74         0.75
 Gross expenses prior to expense reimbursement                %          0.77         0.74         0.75         0.74         0.75
 Net investment income (loss) after expense
 reimbursement(2)                                             %          1.14         1.58         1.59         2.31         2.59
 Portfolio turnover rate                                      %           271          247          215          135          104


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       57

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.


                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $         12.31        13.58        13.77        13.32        13.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $          0.20         0.29         0.35         0.45         0.38
 Net realized and unrealized gain (loss) on investments       $         -1.36        -1.23        -0.29         0.87         0.39
 Total from investment operations                             $         -1.16        -0.94         0.06         1.32         0.77
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $          0.29         0.33         0.09         0.36         0.41
 Net realized gains on investments                            $            --           --         0.16         0.51         0.13
 Total distributions                                          $          0.29         0.33         0.25         0.87         0.54
 Net asset value, end of year                                 $         10.86        12.31        13.58        13.77        13.32
 TOTAL RETURN(1)                                              %         -9.54        -6.99         0.41        10.22         5.91
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $       158,169      181,296      189,109      197,702      193,562
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %          0.70         0.70         0.70         0.74         0.75
 Gross expenses prior to expense reimbursement(2)             %          0.77         0.74         0.75         0.74         0.75
 Net investment income (loss) after expense
 reimbursement(2)                                             %          1.71         2.39         2.53         3.05         3.17
 Portfolio turnover rate                                      %           267          195          213          142          103


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


 58      ING VP Strategic Allocation Balanced Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       11.99      12.84      12.49      12.37      12.10
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $        0.27       0.38       0.49       0.52       0.41
 Net realized and unrealized gain (loss) on investments        $       -0.78      -0.68       0.11       0.34       0.43
 Total from investment operations                              $       -0.51      -0.30       0.60       0.86       0.84
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $        0.39       0.46       0.11       0.41       0.41
 Net realized gain on investments                              $          --       0.09       0.14       0.33       0.16
 Total distributions                                           $        0.39       0.55       0.25       0.74       0.57
 Net asset value, end of year                                  $       11.09      11.99      12.84      12.49      12.37
 TOTAL RETURN(1)                                               %       -4.34      -2.37       4.81       7.10       6.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     120,615    129,998    128,379    131,207    148,526
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %        0.65       0.65       0.65       0.75       0.76
 Gross expenses prior to expense reimbursement(2)              %        0.77       0.76       0.76       0.75       0.76
 Net investment income after expense reimbursement(2)          %        2.36       3.30       3.81       3.75       3.81
 Portfolio turnover rate                                       %         248        155        180        140        104


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.



(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       59

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.        811-7651
  ING VP International Equity
    Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap
    Portfolio
  ING VP Index Plus MidCap
    Portfolio
  ING VP Index Plus SmallCap
    Portfolio
  ING VP Value Opportunity
    Portfolio
ING VP Balanced Portfolio, Inc.      811-5773
ING Variable Funds                   811-2514
  ING VP Growth and Income
    Portfolio
ING VP Bond Portfolio                811-2361
ING VP Money Market Portfolio        811-2565
ING Strategic Allocation
  Portfolios, Inc.                   811-8934
  ING VP Strategic Allocation
    Growth Portfolio
  ING VP Strategic Allocation
    Balanced Portfolio
  ING VP Strategic Allocation
    Income Portfolio

[ING FUNDS LOGO]                                            VPRPROS050103-050103

       PROSPECTUS

[COMPASS PHOTO]

       May 1, 2003


       Class S
                                                 ING VARIABLE PRODUCT FUNDS
                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio



                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth and Income
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio


                                                 STRATEGIC ALLOCATION PORTFOLIOS


                                                 ING VP Strategic Allocation
                                                 Growth Portfolio


                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio


                                                 ING VP Strategic Allocation
                                                 Income Portfolio


       This Prospectus contains
       important information about
       investing in the ING VP
       Portfolios. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.


    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                    4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                  6
    ING VP Small Company Portfolio                           8
    ING VP Technology Portfolio                             10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                    12
    ING VP Index Plus MidCap Portfolio                      14
    ING VP Index Plus SmallCap Portfolio                    16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                      18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                         20
    ING VP Growth and Income Portfolio                      22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                   24
    ING VP Money Market Portfolio                           26



    STRATEGIC ALLOCATION PORTFOLIOS
    ING VP Strategic Allocation Growth Portfolio            28
    ING VP Strategic Allocation Balanced Portfolio          28
    ING VP Strategic Allocation Income Portfolio            28


    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            36
    INFORMATION FOR INVESTORS                               38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    44
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


                     [TELEPHONE GRAPHIC]

 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING VP International Equity Portfolio seeks long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are looking for exposure to international markets and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek on long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.

  The ING VP Bond Portfolio may suit you if you:

  - want greater income potential than a money market fund and
  - are willing to accept more risk than a money market fund.

  The ING VP Money Market Portfolio may suit you if:

  - seek high current return, consistent with the preservation of capital and liquidity.


STRATEGIC ALLOCATION PORTFOLIOS



  ING's Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.


  They may suit you if you:
  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.


                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     VP International Equity Portfolio                      Long-term capital growth
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Growth Portfolio                                    Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Small Company Portfolio                             Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Technology Portfolio                                Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          VP Index Plus LargeCap Portfolio                       Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Index
                                                                         (S&P 500 Index)

                  VP Index Plus MidCap Portfolio                         Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  VP Index Plus SmallCap Portfolio                       Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          VP Value Opportunity Portfolio                         Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Balanced Portfolio, Inc.                            Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  VP Growth and Income Portfolio                         Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      VP Bond Portfolio                                      Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  VP Money Market Portfolio                              High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         VP Strategic Allocation Growth Portfolio               Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Strategic Allocation Balanced Portfolio             Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  VP Strategic Allocation Income Portfolio               Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies, believed       Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.


Equity securities of small-sized U.S. companies,          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities and small-sized companies.


Equity securities of larger U.S. companies believed       Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities.



The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.



In managing the Portfolio, the Sub-Adviser looks to:


- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.


- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.


The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993      1994       1995       1996       1997       1998       1999       2000       2001       2002
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                          18.92%     51.33%    -20.33%    -23.88%    -26.84


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1999:  31.30%


                           3rd quarter 2002: -22.28%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -9.34%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -26.84          -19.50                     N/A
Class R Return                                                  %  -26.68           -4.08                   -3.54
MSCI EAFE Index (reflects no deduction for fees or
expenses)(4)                                                    %  -15.66           -2.61                   -2.61(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on November 1, 2001.



(3) Class R commenced operations on December 22, 1997.



(4) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.



(5) The Index return is for the period beginning January 1, 1998.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.


In managing the Portfolio, the Sub-Adviser:


- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.


- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.


- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
                                           33.01     37.68     34.97    -11.95    -27.06    -29.08


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998:  24.37%


                           1st quarter 2001: -23.35%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     2.34%



                          AVERAGE ANNUAL TOTAL RETURNS


                  (FOR THE PERIODS ENDED DECEMBER 31, 2002)(1)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -29.08          -22.26                    N/A
Class R Return                                                  %  -28.94           -3.24                   2.27
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(4)                                                    %  -27.88           -3.84                   0.84(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on November 1, 2001.



(3) Class R commenced operations on December 13, 1996.


(4) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.



(5) The Index return is for the period beginning December 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.


The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



In managing the Portfolio, the Sub-Adviser:


- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.


- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.


- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies can be particularly sensitive to changes in interest rates, borrowing costs and earnings.


- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.


 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993      1994       1995      1996       1997       1998       1999       2000      2001       2002
  ----      ----      -------   -------    -------    -------    -------    -------   -------    -------

                                             34.49%      1.10%     30.85%      6.72%     4.00%    -23.45%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           1st quarter 2000:  28.09%


                           3rd quarter 1998: -19.38%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -4.32%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -23.45          -13.15                     N/A
Class R Return                                                  %  -23.23            2.42                    7.30
Russell 2000 Index (reflects no deduction for fees or
expenses)(4)                                                    %  -20.48           -1.36                    2.25(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on November 1, 2001.



(3) Class R commenced operations on December 27, 1996.



(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.



(5) The Index return is for the period beginning January 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                            AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.


The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.



In selecting stocks for the Portfolio, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



Because the Portfolio's investments are concentrated in the information technology sector, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.


Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.


 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
                                                                                  -22.96    -41.50


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the year 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Portfolio commenced operations.


            Best and worst quarterly performance during this period:

                           4th quarter 2001:  36.45%


                           3rd quarter 2001: -34.13%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -3.02%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (For the periods ended December 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index.


                                                                          5 YEARS  10 YEARS
                                                                         (OR LIFE  (OR LIFE
                                                                  1 YEAR OF CLASS) OF CLASS)
Class S Return(2)                                              %  -41.50  -30.70      N/A
Class R Return(3)                                              %  -41.28  -39.10      N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(4)                          %  -40.27  -40.34(5)    N/A



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations November 1, 2001.



(3) Class R commenced operations on May 1, 2000.



(4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.



(5) The Index return is for the period beginning May 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.


 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    -------
                                      33.89%   31.60%   24.30%   -9.41%   -13.62%    -21.74


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998:  22.83%


                           3rd quarter 2002: -17.26%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -3.32%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                      5 YEARS                10 YEARS
                                                                      1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                 %      -21.74           -18.16                    N/A
Class R Return                                                 %      -21.53             0.09                   6.37
S&P 500 Index (reflects no deduction for fees or
expenses)(4)                                                   %      -22.10            -0.59                   6.41(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations July 16, 2001.



(3) Class R commenced operations on September 16, 1996.



(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(5) The Index return is for the period beginning September 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.


The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.


 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED

                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993    1994    1995    1996    1997    1998    1999    2000    2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ------
                                          24.30   15.81%  19.91%  -1.32%   -12.26


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.


            Best and worst quarterly performance during this period:

                           4th quarter 1998:  29.17%


                           3rd quarter 2002: -15.18%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -4.06%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.


                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %   -12.26            -7.96                     N/A
Class R Return                                                  %   -12.09             8.60                    9.27
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(4)                                                    %   -14.51             6.41                    7.10(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on July 16, 2001.



(3) Class R commenced operations on December 16, 1997.



(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(5) The Index return is for the period beginning December 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock policy market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----   ------   ------   ------   ------   ------   ------   ------   ------    ------
                                               -1.35    10.79     9.82     2.41    -13.39




(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998:  17.61%


                           3rd quarter 1998: -19.74%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -5.54%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P SmallCap 600 Index.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -13.39            -7.90                    N/A
Class R Return                                                  %  -13.21             1.30                   2.14
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(4)                                                    %  -14.63             2.44                   2.80(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on July 16, 2001.



(3) Class R commenced operations on December 19, 1997.



(4) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.



(5) The Index return is for the period beginning December 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Portfolio, the Sub-Adviser tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. The Sub-Adviser believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser may look to sell a security when company business fundamentals deteriorate or when price objectives are reached.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


   1993    1994     1995     1996     1997     1998     1999     2000     2001     2002
  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                      39.36    22.39    19.58    10.19    -9.62   -26.12


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998:  30.76%


                           3rd quarter 2002: -19.76%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -3.79%



                        AVERAGE ANNUAL TOTAL RETURNS(1)


                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -26.12          -23.67                    N/A
Class R Return                                                  %  -25.96            1.54                   7.36
S&P 500 Index (reflects no deduction for fees or
  expenses)(4)                                                  %  -22.10           -0.56                   4.03(5)



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.



(2) Class S commenced operations on July 16, 2001.



(3) Class R commenced operations on December 13, 1996.



(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(5) The Index return is for the period beginning December 1, 1996.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:


- Equities, such as common and preferred stocks;


- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.


The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Advisers' view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.



In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.



In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.


The principal risks of investing in the Portfolio are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.


The Portfolio's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  9.90%    -0.35%   27.23%   15.17%   22.49%   16.93%   13.60%   -0.56%   -4.21%   -10.31


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            4th quarter 1998: 13.05%


                            3rd quarter 2002: -9.64%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -1.03%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                   1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %  -10.31     2.56      8.35
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -22.10    -0.56      9.37
LBAB Index (reflects no deduction for fees or expenses)(3)      %  10.25      7.55      7.51
Composite Index (reflects no deduction for fees or
  expenses)(4)                                                  %  -16.37     0.99      8.89


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(4) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.


The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.



In managing the Portfolio, the Sub-Adviser:


- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.


- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.


Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.


 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.74%        -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%    -18.40%    -24.99


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1998:  20.08%


                           3rd quarter 2002: -16.32%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     -3.93%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.


                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   -24.99          -6.03                 5.17
S&P 500 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -22.10          -0.56                 9.37


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.



In managing the Portfolio, the Sub-Adviser:


- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.


- Looks to identify issuers whose perceived value is not reflected in their security prices.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993     1994     1995      1996     1997     1988     1999     2000     2001     2002
  ----    ------    -----    ------    -----    -----    -----    -----    -----    -----
  9.69%    -3.83%   18.24%     3.60%    8.30%    8.14%   -0.74%    9.64%    8.75%    8.33%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.


(2) Because Class S shares first commenced operations on May 3, 2002 and did not have a full year of performance prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.


(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            2nd quarter 1995:  6.56%


                           1st  quarter 1994: -3.32%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     2.00%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).


                                                                   1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %   8.33     6.75       6.85
LBAB Index (reflects no deduction for fees or expenses)(2)      %  10.25     7.55       7.51



(1) This table shows performance of the Class R shares of the Portfolio because Class S shares first commenced operations on May 3, 2003. See footnote (2) to the bar chart above.


(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.


A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.


 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


                       1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%      3.94%      1.66


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                            3rd quarter 2000: 1.66%


                            4th quarter 2002: 0.39%


          Portfolio's year-to-date total return as of March 31, 2003:


                                     0.24%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.


                                                                             5 YEARS    10 YEARS
                                                                            (OR LIFE    (OR LIFE
                                                                   1 YEAR   OF CLASS)   OF CLASS)
Class R Return                                                  %   1.66      4.49        4.66
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(2)                           %   1.27      4.00        4.15


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

STRATEGIC ALLOCATION PORTFOLIOS               Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO



ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO



ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO


OBJECTIVES


Strategic Allocation Growth (formerly ING Ascent) seeks to provide capital appreciation.



Strategic Allocation Balanced (formerly ING Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



Strategic Allocation Income (formerly ING Legacy) seeks to provide total return consistent with preservation of capital.


INVESTMENT STRATEGIES


Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation portfolios that have been designed for investors with different investment goals:



- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.



- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.



- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.



Under normal market conditions, the Sub-Adviser allocates the assets of each Strategic Allocation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.



Each Strategic Allocation Portfolio benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.



Each Strategic Allocation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Strategic Allocation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, the Sub-Adviser considers such factors as:


- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


RISKS

You could lose money on an investment in a Portfolio. Each Portfolio may be affected by the following risks, among others.


The success of each Strategic Allocation Portfolio's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.



In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Portfolio are those generally attributable to stock and bond investing.



For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.


For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield instruments is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 28      Strategic Allocation Portfolios

                                                 STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.



     ASSET CLASS
                                              STRATEGIC         STRATEGIC         STRATEGIC         ASSET CLASS
                                              ALLOCATION        ALLOCATION        ALLOCATION        COMPARATIVE INDEX(3)
                                              GROWTH            BALANCED(1)       INCOME(2)
     EQUITIES
     DOMESTIC STOCKS
     Range                                    0-100%            0-80%             0-70%             Russell 3000
     Benchmark                                70%               55%               35%
     INTERNATIONAL STOCKS
     Range                                    0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark                                10%               5%                0%                International Europe,
                                                                                                    Australia and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark                                20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%


---------------------

(1)Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2)Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(3)See page 30 for a description of each Asset Class Comparative Index.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Strategic Allocation Portfolios       29

STRATEGIC ALLOCATION PORTFOLIOS

--------------------------------------------------------------------------------


ASSET CLASS             Asset Class Comparative Indices



Domestic Stocks         The Russell 3000 Index measures the performance of the
                        3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


U.S. Dollar Bonds       The Lehman Brothers Aggregate Bond Index is a widely
                        recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.


Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      Strategic Allocation Portfolios

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1993    1994      1995      1996      1997      1998      1999      2000      2001      2002
----   ------    ------    ------    ------    ------    ------    ------    ------    ------

                            23.58%    19.90%     4.30%    14.35%    -0.67%   -11.54%   -13.76


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002 the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.


            Best and worst quarterly performance during this period:

                            2nd quarter 1997: 10.91%


                           3rd quarter 2002: -14.41%



          Portfolio's year-to-date total return as of March 31, 2003:


                                     -2.78%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.



                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -13.76          -2.00                  5.37
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %   -21.54          -0.71                  7.96(4)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(5)                                        %   -14.98           1.06                  7.44(4)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


(4) The Index return is for the period beginning July 1, 1995.



(5) The Strategic Allocation Growth composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       31

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000     2001     2002
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                       18.81%   17.57%   5.91%   10.22%    0.41%   -6.99%   -9.54%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.


            Best and worst quarterly performance during this period:

                            2nd quarter 1997:  8.90%


                           3rd quarter 2002: -11.17%



          Portfolio's year-to-date total return as of March 31, 2003:


                                     -1.66%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.



                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -9.54         -0.28                   5.62
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %  -21.54         -0.71                   7.96(4)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(5)                              %   -9.51          2.78                   7.73(4)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


(4) The Index return is for the period beginning July 1, 1995.



(5) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


 32      ING VP Strategic Allocation Balanced Portfolio

                                    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1993     1994      1995      1996      1997      1998      1999      2000      2001      2002
----    ------    ------    ------    ------    ------    ------    ------    ------    ------

                             14.19%    14.50%     6.94%     7.10%     4.81%    -2.37%    -4.34%


(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.


            Best and worst quarterly performance during this period:

                            2nd quarter 1997:  7.20%


                            3rd quarter 2002: -6.39%



          Portfolio's year-to-date total return as of March 31, 2003:


                                     -0.36%


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.



                                                                                  5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -4.34           2.31                  6.36
Saly BIG Index (reflects no deduction for fees or
expenses)(3)                                                    %   10.09           7.53                  7.63(4)
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(5)                                        %   -2.28           4.75                  7.85(4)


(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.


(3) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.



(4) The Index return is for the period beginning July 1, 1995.



(5) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows the estimated operating expenses paid each year by each Portfolio. Actual expenses paid by the Portfolios may vary from year to year.



       You participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under the variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.


OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)


                                                                                      TOTAL                               TOTAL
                                                      DISTRIBUTION                  PORTFOLIO         WAIVERS,             NET
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING      REIMBURSEMENTS       PORTFOLIO
PORTFOLIO                                 FEE             FEES         EXPENSES     EXPENSES      AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 VP International Equity         %        0.85            0.25           0.61         1.71              -0.31             1.40
 VP Growth                       %        0.60            0.25           0.12         0.97                 --             0.97
 VP Small Company                %        0.75            0.25           0.12         1.12                 --             1.12
 VP Technology                   %        0.95            0.25           0.17         1.37                 --             1.37
 VP Index Plus LargeCap          %        0.35            0.25           0.11         0.71                 --             0.71
 VP Index Plus MidCap            %        0.40            0.25           0.13         0.78                 --             0.78
 VP Index Plus SmallCap          %        0.40            0.25           0.23         0.88              -0.03             0.85
 VP Value Opportunity            %        0.60            0.25           0.12         0.97                 --             0.97
 VP Balanced(2)                  %        0.50            0.25           0.10(2)      0.85                 --             0.85
 VP Growth and Income(2)         %        0.50            0.25           0.09(2)      0.84                 --             0.84
 VP Bond                         %        0.40            0.25           0.09         0.74                 --             0.74
 VP Money Market(2)              %        0.25            0.25           0.09(2)      0.59                 --             0.59
 VP Strategic Allocation
  Growth(2)                      %        0.60            0.25           0.17(2)      1.02              -0.02             1.00
 VP Strategic Allocation
  Balanced(2)                    %        0.60            0.25           0.17(2)      1.02              -0.07             0.95
 VP Strategic Allocation
  Income(2)                      %        0.60            0.25           0.17(2)      1.02              -0.12             0.90


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio.


(2) Because Class S shares are new for VP Balanced, VP Growth and Income, VP Money Market, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2002.



(3) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.


 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 VP International Equity                                     $                     143         509         899        1,994
 VP Growth                                                   $                      99         309         536        1,190
 VP Small Company                                            $                     114         356         617        1,363
 VP Technology                                               $                     139         434         750        1,646
 VP Index Plus LargeCap                                      $                      73         227         395          883
 VP Index Plus MidCap                                        $                      80         249         433          966
 VP Index Plus SmallCap                                      $                      87         278         485        1,082
 VP Value Opportunity                                        $                      99         309         536        1,190
 VP Balanced                                                 $                      87         271         471        1,049
 VP Growth and Income                                        $                      86         268         466        1,037
 VP Bond                                                     $                      76         237         411          918
 VP Money Market                                             $                      60         189         329          738
 VP Strategic Allocation Growth                              $                     102         323         561        1,246
 VP Strategic Allocation Balanced                            $                      97         318         556        1,241
 VP Strategic Allocation Income                              $                      92         313         552        1,237
-----------------------------------------------------------------------------------------------------------------------------


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), FORMERLY ING PILGRIM INVESTMENTS, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.



As of March 31, 2003, ING managed almost $32.5 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.


The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:



                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
VP International Equity                                  0.85%
VP Growth                                                0.60
VP Small Company                                         0.75
VP Technology                                            0.95
VP Index Plus LargeCap                                   0.35
VP Index Plus MidCap                                     0.40
VP Index Plus SmallCap                                   0.40
VP Value Opportunity                                     0.60
VP Balanced                                              0.50
VP Growth and Income                                     0.50
VP Bond                                                  0.40
VP Money Market                                          0.25
VP Strategic Allocation Growth                           0.60
VP Strategic Allocation Balanced                         0.60
VP Strategic Allocation Income                           0.60


SUB-ADVISERS


ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Technology). Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. Aeltus has acted as Adviser or Sub-Adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2003, Aeltus managed $38.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.



VP SMALL COMPANY PORTFOLIO


Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VP VALUE OPPORTUNITY PORTFOLIO


Value Opportunity is managed by a team of Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Value Opportunity since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.


VP INTERNATIONAL EQUITY PORTFOLIO


VP International Equity Portfolio is managed by a team of Aeltus investment specialists.


VP GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 30 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

VP INDEX PLUS LARGECAP, VP INDEX PLUS MIDCAP, VP INDEX PLUS SMALLCAP PORTFOLIOS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since May 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP BALANCED PORTFOLIO


Balanced is managed by Neil Kochen and James Kauffmann.


Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.


James B. Kauffmann co-manages the VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


VP GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP BOND PORTFOLIO


James B. Kauffmann has primary responsibilities for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


VP MONEY MARKET PORTFOLIO


VP Money Market Portfolio is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 10 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.



STRATEGIC ALLOCATION PORTFOLIOS



VP STRATEGIC ALLOCATION GROWTH, VP STRATEGIC ALLOCATION BALANCED, AND VP STRATEGIC ALLOCATION INCOME



ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.



VP TECHNOLOGY PORTFOLIO



AIC ASSET MANAGEMENT, LLC



AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of March 31, 2003, AIC managed over $69 million in assets.



Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.



ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, the insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards of Directors/ Trustees (Board) intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

SERVICE FEES -- CLASS S SHARES


The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Plan). Under the Plan, ING Funds Distributor, LLC (Distributor), the Portfolios' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities may be valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY


The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.



 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio, except Growth and Income and Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS


FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT MONEY MARKET). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).



- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.



- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.



The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.



SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment objective and policies.



The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.



If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.



INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.


Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.


EMERGING MARKETS INVESTMENTS (ALL PORTFOLIOS EXCEPT MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of




 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.


INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.


HIGH YIELD SECURITIES. Each Portfolio (other than International, Technology and Money Market) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL PORTFOLIOS). Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Each Portfolio (other than Money Market) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio (other than Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Portfolio (other than Bond and Money Market) may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


REPURCHASE AGREEMENTS (ALL PORTFOLIOS). A Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral




 42      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


OTHER RISKS


LENDING PORTFOLIO SECURITIES. In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.


PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.


The Class S shares of the following Portfolios had not commenced operations as of the date of this Prospectus: VP Balanced, VP Growth and Income, VP Money Market, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income. Financial highlights are not presented for Class S shares of the above listed Portfolios. Financial Highlights are not included for the VP Bond Portfolio because the Class S shares of the Portfolio are new and do not have a full year's performance.


 44      Financial Highlights

FINANCIAL HIGHLIGHTS                       ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, independent auditors.



                                                                                CLASS S
                                                                    -------------------------------
                                                                        YEAR         NOVEMBER 1,
                                                                       ENDED          2001(1) TO
                                                                    DECEMBER 31,     DECEMBER 31,
                                                                        2002             2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        7.90             7.38
 Income from investment operations:
 Net investment income                                          $        0.01               --
 Net realized and unrealized gain (loss) on investments         $       -2.13             0.52
 Total from investment operations                               $       -2.12             0.52
 Net asset value, end of period                                 $        5.78             7.90
 TOTAL RETURN(2):                                               %      -26.84             7.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $           8               11
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.40             1.39
 Gross expenses prior to expense reimbursement(3)               %        1.71             1.49
 Net investment income after expense reimbursement(3)(4)        %        0.15             0.01
 Portfolio turnover rate                                        %         266              229


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.



(3) Annualized for periods less than one year.



(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP International Equity Portfolio       45

ING VP GROWTH PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        9.63          8.96
 Income from investment operations:
 Net investment loss                                            $       -0.01            --
 Net realized and unrealized gain (loss) on investments         $       -2.79          0.67
 Total from investment operations                               $       -2.80          0.67
 Net asset value, end of period                                 $        6.83          9.63
 TOTAL RETURN(2):                                               %      -29.08          7.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $          53            11
 Ratios to average net assets:
 Expenses(3)                                                    %        0.97          0.94
 Net investment loss(3)                                         %       -0.31         -0.32
 Portfolio turnover rate                                        %         241           216


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.



(3) Annualized for periods less than one year.


 46      ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS                              ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       16.68         14.90
 Income from investment operations:
 Net investment loss                                            $       -0.04            --
 Net realized and unrealized gain (loss) on investments         $       -3.86          1.78
 Total from investment operations                               $       -3.90          1.78
 Less distribution from:
 Net investment income                                          $        0.06            --
 Total distribution                                             $        0.06            --
 Net asset value, end of period                                 $       12.72         16.68
 TOTAL RETURN(2):                                               %      -23.45         11.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $         184            11
 Ratios to average net assets
 Expenses(3)                                                    %        1.12          1.10
 Net investment income(3)                                       %        0.14          0.29
 Portfolio turnover rate                                        %         371           240


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.



(3) Annualized for periods less than one year.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       47

ING VP TECHNOLOGY PORTFOLIO                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        4.53          3.92
 Income from investment operations:
 Net investment loss                                            $       -0.04            --
 Net realized and unrealized gain (loss) on investments         $       -1.84          0.61
 Total from investment operations                               $       -1.88          0.61
 Net asset value, end of period                                 $        2.65          4.53
 TOTAL RETURN(2):                                               %      -41.50         15.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $           7            12
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.36          1.36
 Gross expenses prior to expense reimbursement(3)               %        1.37          1.36
 Net investment loss after expense reimbursement(3)(4)          %       -1.14         -0.74
 Portfolio turnover rate                                        %          61           129


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.



(3) Annualized for periods less than one year.



(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.


 48      ING VP Technology Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.86          14.80
 Income from investment operations:
 Net investment income                                          $        0.12             --
 Net realized and unrealized gain (loss) on investments         $       -3.13          -0.83*
 Total from investment operations                               $       -3.01          -0.83
 Less distributions from:
 Net investment income                                          $        0.02           0.11
 Net realized gain on investments                               $          --             --
 Total distributions                                            $        0.02           0.11
 Net asset value, end of period                                 $       10.83          13.86
 TOTAL RETURN(2):                                               %      -21.74          -5.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       4,597            821
 Ratios to average net assets:
 Expenses(3)                                                    %        0.71           0.69
 Net investment income(3)                                       %        0.93           0.80
 Portfolio turnover rate                                        %         139            125


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.


(3) Annualized for periods less than one year.



* Per share data calculated using weighted average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       49

ING VP INDEX PLUS MIDCAP PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.52          13.58
 Income from investment operations:
 Net investment income (loss)                                   $        0.01             --
 Net realized and unrealized gain (loss) on investments         $       -1.66          -0.06
 Total from investment operations                               $       -1.65          -0.06
 Less distributions from:
 Net investment income                                          $        0.04             --
 Net realized gain on investments                               $          --             --
 Total distributions                                            $        0.04             --
 Net asset value, end of period                                 $       11.83          13.52
 TOTAL RETURN(2):                                               %      -12.26          -0.44
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       5,917            830
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %        0.78           0.80
 Gross expenses prior to expense reimbursement(3)               %        0.78           0.80
 Net investment income after expense reimbursement(3)(4)        %        0.37           0.51
 Portfolio turnover rate                                        %         139            189


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.


(3) Annualized for periods less than one year.



(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.


 50      ING VP Index Plus MidCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       11.58          11.40
 Income from investment operations:
 Net investment income                                          $        0.00*            --
 Net realized and unrealized gain (loss) on investments         $       -1.53           0.18
 Total from investment operations                               $       -1.53           0.18
 Less distributions from:
 Net investment income                                          $        0.01             --
 Net realized gain on investments                               $        0.12             --
 Total distributions                                            $        0.13             --
 Net asset value, end of period                                 $        9.92          11.58
 TOTAL RETURN(2):                                               %      -13.39           1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       4,014            690
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %        0.84           0.85
 Gross expenses prior to expense reimbursement(3)               %        0.88           0.96
 Net investment income after expense reimbursement(3)(4)        %        0.05           0.10
 Portfolio turnover rate                                        %         134            134


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.



(3) Annualized for periods less than one year.


(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.



* Amount represents less than $0.01.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       51

ING VP VALUE OPPORTUNITY PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR        NOVEMBER 1,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.24          14.58
 Income from investment operations:
 Net investment income                                          $        0.01             --
 Net realized and unrealized loss on investments                $       -3.46          -1.34
 Total from investment operations                               $       -3.45          -1.34
 Less distributions from:
 Net investment income                                          $        0.04             --
 Total distributions                                            $        0.04             --
 Net asset value, end of period                                 $        9.75          13.24
 TOTAL RETURN(2):                                               %      -26.12          -9.19
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       1,092            307
 Ratios to average net assets:
 Expenses(3)                                                    %        0.97           0.96
 Net investment income(3)                                       %        0.26           0.29
 Portfolio turnover rate                                        %         304            185


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.



(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


 52      ING VP Value Opportunity Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:


ING Variable Portfolios, Inc.             811-7651
  ING VP International Equity Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap Portfolio
  ING VP Index Plus MidCap Portfolio
  ING VP Index Plus SmallCap Portfolio
  ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.           811-5773
ING Variable Funds                        811-2514
  ING VP Growth and Income Portfolio
ING VP Bond Portfolio                     811-2361
ING VP Money Market Portfolio             811-2565
ING Strategic Allocation Portfolios,
  Inc.                                    811-8934
  ING VP Strategic Allocation Growth
    Portfolio
  ING VP Strategic Allocation Balanced
    Portfolio
  ING VP Strategic Allocation Income
    Portfolio



  [ING FUNDS LOGO]                        VPSPROS050103-050103

                          ING VARIABLE PORTFOLIOS, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                          ING VP MONEY MARKET PORTFOLIO
                         ING VP BALANCED PORTFOLIO, INC.
                              ING VP BOND PORTFOLIO
           ING VARIABLE FUNDS D/B/A ING VP GROWTH AND INCOME PORTFOLIO


                               CLASS R AND CLASS S

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003


This Statement of Additional Information (Statement) is not a Prospectus but is incorporated by reference in and should be read in conjunction with the current Class R and Class S Prospectuses for ING Variable Portfolios, Inc. (IVPI), ING Strategic Allocation Portfolios, Inc. (ISAPI), ING VP Money Market Portfolio (Money Market), ING VP Balanced Portfolio, Inc. (Balanced), ING VP Bond Portfolio (Bond), and ING VP Growth and Income Portfolio (Growth and Income) which have been filed with the U.S. Securities and Exchange Commission (SEC). Capitalized terms not defined herein are used as defined in the Prospectuses.


Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

IVPI and ISAPI each are authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (each, a "Portfolio" and collectively, the "Portfolios"). IVPI currently has authorized multiple Portfolios:

      -     ING VP International Equity Portfolio (International)

      -     ING VP Growth Portfolio (Growth)

      -     ING VP Small Company Portfolio (Small Company)

      -     ING VP Value Opportunity Portfolio (Value Opportunity)

      -     ING VP Technology Portfolio (Technology)

      -     ING VP Index Plus LargeCap Portfolio (Index Plus LargeCap)

      -     ING VP Index Plus MidCap Portfolio (Index Plus MidCap)

      -     ING VP Index Plus SmallCap Portfolio (Index Plus SmallCap)

      ISAPI currently has authorized three Portfolios:

      -     ING VP Strategic Allocation Growth Portfolio (Strategic Allocation
            Growth)

      - ING VP Strategic Allocation Balanced Portfolio (Strategic Allocation Balanced)

      -     ING VP Strategic Allocation Income Portfolio (Strategic Allocation
            Income)

The Financial Statements for each Portfolio and the independent auditors' report thereon, included in each Portfolio's Annual Report, are incorporated herein by reference in this Statement. A free copy of each Portfolio's Annual Report and Prospectus is available upon request by writing to the respective Portfolio at:
7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling:
1-800-992-0180.

                                TABLE OF CONTENTS


GENERAL INFORMATION......................................................    3

ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES..........................    5

INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS.............    8

TRUSTEES AND OFFICERS....................................................   24

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...............................   34

INVESTMENT ADVISORY AGREEMENTS...........................................   36

SUB-ADVISORY AGREEMENTS..................................................   41

ADMINISTRATIVE SERVICES AGREEMENTS.......................................   44

CUSTODIAN................................................................   45

TRANSFER AGENT...........................................................   45

INDEPENDENT AUDITORS.....................................................   45

PRINCIPAL UNDERWRITER....................................................   45

DISTRIBUTION SERVICING ARRANGEMENTS......................................   45

PURCHASE AND REDEMPTION OF SHARES........................................   48

BROKERAGE ALLOCATION AND TRADING POLICIES................................   49

NET ASSET VALUE..........................................................   51

TAX STATUS...............................................................   52

PERFORMANCE INFORMATION..................................................   54

FINANCIAL STATEMENTS.....................................................   58

                               GENERAL INFORMATION

On May 1, 2002 the name of each Portfolio and if applicable, each corresponding Portfolio, changed as follows:


OLD NAME                                                         NEW NAME
--------                                                         --------
Aetna Variable Portfolios, Inc.                                  ING Variable Portfolios, Inc.
     Aetna Growth VP                                                 ING VP Growth Portfolio
     Aetna International VP                                          ING VP International Equity Portfolio
     Aetna Small Company VP                                          ING VP Small Company Portfolio
     Aetna Value Opportunity VP                                      ING VP Value Opportunity Portfolio
     Aetna Technology Portfolio                                      ING VP Technology Portfolio
     Aetna Index Plus LargeCap VP                                    ING VP Index Plus LargeCap Portfolio
     Aetna Index Plus MidCap VP                                      ING VP Index Plus MidCap Portfolio
     Aetna Index Plus SmallCap VP                                    ING VP Index Plus SmallCap Portfolio

Aetna Generation Portfolios, Inc.                                ING Generation Portfolios, Inc.
     Aetna Ascent VP                                                 ING VP Ascent Portfolio
     Aetna Crossroads VP                                             ING VP Crossroads Portfolio
     Aetna Legacy VP                                                 ING VP Legacy Portfolio

Aetna Variable Encore Fund                                       ING VP Money Market Portfolio
d/b/a Aetna Money Market VP

Aetna Balanced VP, Inc.                                          ING VP Balanced Portfolio, Inc.

Aetna Income Shares d/b/a Aetna Bond VP                          ING VP Bond Portfolio


Aetna Variable Fund                                              ING VP Growth and Income Portfolio
d/b/a Aetna Growth and Income VP


On October 1, 2002 the names of the following Portfolios, changed as follows:

Old Name                                  New Name
--------                                  --------
ING Generation Portfolios, Inc.           ING Strategic Allocation Portfolios, Inc.
      ING VP Ascent Portfolio                   ING VP Strategic Allocation Growth Portfolio
      ING VP Crossroads Portfolio               ING VP Strategic Allocation Balanced Portfolio
      ING VP Legacy Portfolio                   ING VP Strategic Allocation Income Portfolio

Organization    Balanced, ISAPI and IVPI were incorporated in Maryland in 1988,
1994 and 1996, respectively.

Bond, Money Market and Growth and Income were originally established as Maryland corporations in 1973, 1974 and 1974, respectively. Each was converted to a Massachusetts business trust on May 1, 1984. Each currently operates under a Declaration of Trust (Declaration) dated May 1, 2002.

Classes    The Board of Directors/Trustees (the "Board") has the authority to subdivide each Portfolio or Portfolio into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently are classified into two classes. Class R and Class S shares are offered through this Statement and the corresponding Prospectus. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the distribution fees borne by Class S; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.

Capital Stock    Shares of each Portfolio have no preemptive or conversion
rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and nonassessable.


Shareholder Liability    Money Market, Bond and Growth and Income each are
organized as a "Massachusetts business trust." Under Massachusetts's law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Portfolio, which is not true in the case of a corporation. The Declaration of each Massachusetts business trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of that Portfolio and that every written agreement, obligation, instrument or undertaking made by that Portfolio shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Portfolio. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Portfolio. The Board intends to conduct the operations of each Portfolio, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.


Voting Rights    Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors or Trustees, as the case may be (hereafter, Trustees) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (VA Contract) or variable life insurance policy (VLI Policy) are not the shareholders of the Portfolio. The insurance companies whom issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Trustees then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meeting shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Trustees holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Trustees of Money Market, Bond or Growth and Income may be removed from office
(1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; or (4) by written declaration filed with each Portfolio's custodian signed by two-thirds of a Portfolio's shareholders. Trustees of IVPI, ISAPI and Balanced may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

1940 Act Classification    Each Portfolio is an open-end management investment
company, as that term is defined under the Investment Company Act of 1940 (1940
Act). Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer for more than three business days only in the event Rule 2a-7 is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Portfolio are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Portfolio. This means the lesser of (a) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, a Portfolio will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Portfolio's total assets. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are excluded from this restriction;


(2) except for Technology, concentrate its investments in any one industry, although a Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, each Portfolio, except for Balanced, Bond, and Growth and Income, will classify finance companies as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income (Strategic Allocation Portfolios) will classify real estate stocks as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Portfolio's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      Additionally for Strategic Allocation Portfolios and Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Portfolio may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Portfolio's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities;
      (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Portfolio (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Portfolio (other than Money Market and Bond) may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; and (ii) the Strategic Allocation Portfolios may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Portfolio holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Portfolio may, to the extent appropriate under its investment program: (i) purchase securities of companies engaged in such activities; (ii) (other than Money Market) enter into transactions in financial and index futures contracts and related options; and (iii) enter into forward currency contracts;

(7) borrow money, except that (i) a Portfolio (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Portfolio (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Portfolio's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Portfolio's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Portfolio, that Portfolio may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Portfolio will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio as described in this Statement and in the Prospectuses;

(2) except for International and the Strategic Allocation Portfolios, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3)   invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments) the Portfolios' investment adviser, Aeltus, Sub-Advisor to all Portfolios except Technology Portfolio, or AIC Asset Management, LLC ("AIC"), Sub-Adviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

(6) invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of the total value of its assets in high yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).

Where a Portfolio's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Standard & Poor's Corporation, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Company and the industry classifications for International have been selected by Aeltus. Aeltus believes that the industry classifications it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed at any time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million; whichever is greater, in the securities or obligations of a single issuer.


International, Small Company, Technology, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap have each adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Each Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Bond has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

          INVESTMENT TECHNIQUES, RISK FACTORS AND OTHER CONSIDERATIONS

Options, Futures and Other Derivative Instruments

Each Portfolio may use certain derivative instruments as a means of achieving its investment objective. Each Portfolio may use the derivative instruments described below and in the Prospectuses. For purposes other than hedging, a Portfolio will invest no more than 5% of its assets in derivatives, which at the time of purchase are considered by management to involve high risk to the Portfolio, such as inverse floaters and interest-only and principal-only debt instruments.


Derivatives that may be used by a Portfolio (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Portfolio (other than Money Market) may invest up to 30% of its assets in derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.


The following provides additional information about those derivative instruments each Portfolio (other than Money Market) may use. Money Market may not use futures, options, forward exchange contracts or swaps.

Futures Contracts    Each Portfolio may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.


Sales of futures contract, which are intended, to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


"Margin" is the amount of Portfolios that must be deposited by a Portfolio with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Portfolio's futures contracts. A margin deposit is intended to assure the Portfolio's performance under the terms of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Portfolio. These daily payments to and from a Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Portfolio will mark-to-market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Portfolio can buy and write (sell) options on futures contracts. A Portfolio may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Portfolio's total assets (100% in the case of Strategic Allocation Growth and 60% in the case of Strategic Allocation Balanced) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options    Each Portfolio (except Money Market) may purchase and
write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING, Aeltus or AIC, in the case of Technology.

Each Portfolio, except the Strategic Allocation Portfolios, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Portfolio will not write a put if it will require more than 50% of the Portfolio's net assets to be designated to cover all put obligations. No Portfolio may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. Each Portfolio may purchase a put option on a security that it already owns and on stock indices; each Strategic Allocation Portfolio may also purchase a put option on a security that it does not own. Each Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened; the Strategic Allocation Portfolios are not subject to this restriction. No Portfolio will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock, which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. No Portfolio is permitted to write call options on when-issued securities. The Portfolios purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Portfolio may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio's obligation might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Portfolio may purchase put options when ING Investments, Aeltus or AIC, in the case of Technology, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Portfolio's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Portfolio. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Portfolio. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect a closing transaction at a favorable price. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options   Each Portfolio (except Money
Market) may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, Portfolios received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as Portfolios received for transactions on U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies   Each Portfolio (except Money Market) may write
and purchase calls on foreign currencies. A Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Portfolio's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts   CFTC
regulations require that to prevent a Portfolio from being a commodity pool, each Portfolio enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Portfolio expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Portfolio's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of a Portfolio's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Portfolios may no longer be subject to such limitations.

Forward Exchange Contracts   Each Portfolio (except Money Market) may enter into
forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Portfolio may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts, which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of ING Investments, Aeltus or AIC, in the case of Technology, to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Each Portfolio may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Portfolio of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.


Swap Transactions   Each Portfolio (except Money Market) may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectuses. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."


Mortgage-Related Debt Securities

Money Market, Balanced, Bond, Growth and Income, and the Strategic Allocation Portfolios may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The full faith and credit of the federal government do not explicitly guarantee the obligations of FNMA and FHLMC.


Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.


CMOs and REMICs are securities, which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities


Each Portfolio may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.


Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Portfolio may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.


Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Portfolio's transactions in derivatives.


Risk of Imperfect Correlation A Portfolio's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio's overall return could be less than if the hedging transactions had not been undertaken.



Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, or the relevant portion thereof.


The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or AIC's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, the overall performance of a Portfolio may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices, which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions, which may be held by a trader, whether acting alone or in concert with others. The Portfolios do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Portfolios.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio.

Foreign Securities


Each Portfolio may invest in foreign securities subject to the limits described above and in the Prospectuses. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because each Portfolio (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.


There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Portfolios might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities


Each Portfolio may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

International may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by ING Investments or Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by ING Investments or AIC to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.

Repurchase Agreements


Each Portfolio may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Portfolio may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Portfolio. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Portfolio. In that event, the Portfolio may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Portfolio's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.


Variable Rate Demand Instruments


Each Portfolio, may invest in variable rate demand instruments. Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.


High-Yield Instruments

Each Portfolio (except International Money Market and Technology) may invest in high yield instruments, including SWAPs, subject to the limits described above and in the Prospectuses.

High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

      (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

      (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

      (c)   any securities convertible into any of the foregoing.


Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the net asset value of a Portfolio. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Portfolio's objectives, ING Investments or Aeltus seeks to identify situations in which ING Investments or Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.


Some of the risks associated with high yield instruments include:

Sensitivity to Interest Rate and Economic Change High yield instruments are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.


Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the net asset value of a Portfolio. Furthermore, in the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay interest periodically and in cash.


Payment Expectations High yield instruments present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios, may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly traded market.


Limitations of Credit Ratings The credit ratings assigned to high yield instruments may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Portfolio's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a Portfolio, which does not invest in these securities.



Zero Coupon and Pay-in-Kind Securities Each Portfolio may invest in zero coupon securities and each Portfolio, except Money Market, may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



The risks associated with lower debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.



Supranational Agencies Each Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend Portfolios, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.



Borrowing Each Portfolio may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. Each Portfolio may borrow for leveraging purposes only if after the borrowing, the value of the Portfolio's net assets including proceeds from the borrowings is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Portfolio since it exaggerates the effects of changes in the value of the securities purchased with the borrowed Portfolios. The Portfolios do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives, which have certain risks as outlined above.

Bank Obligations Each Portfolio may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).



Maturity Policies The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less or, in the case of United States Government securities, no greater than 762 calendar days.


Equity Securities Each Portfolio (except Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


Equity Securities of Smaller Companies Each Portfolio (other than Money Market) may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.



Real Estate Securities Each Portfolio may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.



Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.



Convertibles Each Portfolio may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.


Short Sales Technology may seek to hedge investments or realize additional gains through short sales of equity securities. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan.

The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.


Portfolio Turnover A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. Each Portfolio's historical turnover rates are included in the Financial Highlights tables in the Prospectus.



      The portfolio turnover rates for VP Bond, VP Balanced and VP Value Opportunity increased from 219%, 167% and 185% in 2001 to 565%, 345% and 304%, respectively, in 2002. These higher portfolio turnover rates were due in part to a change in Portfolio Managers. In particular, the Portfolio Manager to VP Balanced and VP Value Opportunity effected certain changes in focus with respect to the equity securities in which each such Portfolio invests. The change in portfolio turnover rates also could be attributed to the volatility of the fixed income markets in 2002, which resulted in VP Bond and the fixed income portion of VP Balanced becoming more actively managed. Finally, a portion of the increase in portfolio turnover rate for VP Bond and VP Balanced can be attributed to a change in accounting practices to include "to be announced" ("TBA") securities in the portfolio turnover rate calculation. Had TBA securities not been included in the calculation, the portfolio turnover rate for each Portfolio would have been lower for the year ended December 31, 2002.

                              TRUSTEES AND OFFICERS

MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director/Trustee of the Funds and Portfolios.


                                                TERM OF                                     NUMBER OF
                                               OFFICE AND                                 PORTFOLIOS IN
                                               LENGTH OF                                   FUND COMPLEX
                              POSITION(S) HELD    TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY
    NAME, ADDRESS AND AGE        WITH FUND     SERVED(1)     DURING THE PAST 5 YEARS    DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    ---------------------        ---------     ----------    -----------------------    ----------------      ----------------
TRUSTEES WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(2)               Director/Trustee Since 1997 President and Chief Executive 54               Mr. Fox serves as director
10 State House Square                                     Officer (April 2001 to                         of the board of IPC
Hartford, Connecticut 06107                               present), Managing Director                    Financial Network, Inc.
Date of Birth: 02/01/1955                                 and Chief Operating Officer                    (January 2001 to present)
                                                          (April 1994 to April 2001),
                                                          Chief Financial Officer
                                                          (April 1994 to July 2001),
                                                          Managing Director (April 1994
                                                          to April 2001), Aeltus
                                                          Investment Management, Inc.;
                                                          Executive Vice President
                                                          (April 2001 to present),
                                                          Director, Chief Operating
                                                          Officer (February 1995 to
                                                          present), Chief Financial
                                                          Officer, Managing Director
                                                          (February 1995 to April
                                                          2001), Aeltus Capital, Inc;
                                                          Senior Vice President -
                                                          Operations, Aetna Life
                                                          Insurance and Annuity
                                                          Company, March 1997 to
                                                          December 1997.

                                                TERM OF                                     NUMBER OF
                                               OFFICE AND                                 PORTFOLIOS IN
                                               LENGTH OF                                   FUND COMPLEX
                              POSITION(S) HELD    TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY
    NAME, ADDRESS AND AGE        WITH FUND     SERVED(1)     DURING THE PAST 5 YEARS    DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    ---------------------        ---------     ----------    -----------------------    ----------------      ----------------
THOMAS J. MCINERNEY(3)        Director/Trustee February   Chief Executive Officer, ING  161              Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -     U.S. Financial Services                        (February 2002 - Present);
Scottsdale, Arizona 85258                      Present    (September 2001 - Present);                    Director, Equitable Life
Date of Birth: 05/05/1956                                 General Manager and Chief                      Insurance Co., Golden
                                                          Executive Officer, ING U.S.                    American Life Insurance
                                                          Worksite Financial Services                    Co., Life Insurance Company
                                                          (December 2000 - Present);                     of Georgia, Midwestern
                                                          Member, ING Americas                           United Life Insurance Co.,
                                                          Executive Committee (2001 -                    ReliaStar Life Insurance
                                                          Present); President, Chief                     Co., Security Life of
                                                          Executive Officer and                          Denver, Security
                                                          Director of Northern Life                      Connecticut Life Insurance
                                                          Insurance Company (March 2001                  Co., Southland Life
                                                          - October 2002), ING Aeltus                    Insurance Co., USG Annuity
                                                          Holding Company, Inc. (2000 -                  and Life Company, and
                                                          Present), ING Retail Holding                   United Life and Annuity
                                                          Company (1998 - Present), ING                  Insurance Co. Inc (March
                                                          Life Insurance and Annuity                     2001 - Present); Trustee,
                                                          Company (September 1997 -                      Ameribest Life Insurance
                                                          November 2002) and ING                         Co., (2001-2003); Trustee,
                                                          Retirement Holdings, Inc.                      First Columbine Life
                                                          (1997 - Present). Formerly,                    Insurance Co., (2001-2002);
                                                          General Manager and Chief                      Member of the Board,
                                                          Executive Officer, ING                         National Commission on
                                                          Worksite Division (December                    Retirement Policy,
                                                          2000 - October 2001),                          Governor's Council on
                                                          President, ING-SCI, Inc.                       Economic Competitiveness
                                                          (August 1997 - December                        and Technology of
                                                          2000); President, Aetna                        Connecticut, Connecticut
                                                          Financial Services (August                     Business and Industry
                                                          1997 - December 2000); Head                    Association, Bushnell;
                                                          of National Accounts, Core                     Connecticut Forum; Metro
                                                          Sales and Marketing, Aetna                     Hartford Chamber of
                                                          U.S. Healthcare (April 1996 -                  Commerce; and is Chairman,
                                                          March 1997).                                   Concerned Citizens for
                                                                                                         Effective Government.

INDEPENDENT DIRECTORS/TRUSTEES

ALBERT E. DEPRINCE, JR.       Trustee          June 1998  Director, Business and        54               None
3029 St. Johns Drive                           - Present  Economic Research Center,
Murfreesboro, Tennessee 37129                             August 1999 to present, and
Date of Birth: 04/24/1941                                 Professor of Economics and
                                                          Finance, Middle Tennessee
                                                          State University, August 1991
                                                          to present.

                                                TERM OF                                     NUMBER OF
                                               OFFICE AND                                 PORTFOLIOS IN
                                               LENGTH OF                                   FUND COMPLEX
                              POSITION(S) HELD    TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY
    NAME, ADDRESS AND AGE        WITH FUND     SERVED(1)     DURING THE PAST 5 YEARS    DIRECTOR/TRUSTEE      DIRECTOR/TRUSTEE
    ---------------------        ---------     ----------    -----------------------    ----------------      ----------------
MARIA T. FIGHETTI             Trustee          April 1994 Associate Commissioner for    54               None
325 Piermont Road                              - Present  Contract Management, Health
Closter, New Jersey 07624                                 Services, New York City
Date of Birth: 09/07/1943                                 Department of Mental Health,
                                                          Mental Retardation and
                                                          Alcohol Services 1996 to
                                                          October 2002.

SIDNEY KOCH                   Trustee          April 1994 Financial Adviser, self-      54               None
455 East 86th Street                           - Present  employed, January 1993 to
New York, New York 10028                                  present.
Date of Birth: 04/22/1935

CORINE T. NORGAARD            Trustee          June 1991  Dean of the Barney School of  54               Director/Trustee, Mass
556 Wormwood Hill                              - Present  Business, University of                        Mutual Corporate Investors
Mansfield Center, Connecticut                             Hartford, August 1996 to                       (April 1997 - Present)
06250                                                     present.
Date of Birth: 06/20/1937

EDWARD T. O'DELL(4)           Trustee          June 2002  Formerly, Partner/Chairman,   54               None
7337 E. Doubletree Ranch Rd.                   - Present  Financial Service's Group,
Scottsdale, Arizona 85258                                 Goodwin Procter LLP (June
Date of Birth: 11/26/1935                                 1966 to September 2000);
                                                          Chairman, Committee I -
                                                          International Bar Association
                                                          (1995 to 1999).

JOSEPH E. OBERMEYER(5)        Trustee          January    President, Obermeyer &        54               None
9909 NE 4th Avenue Rd.                         2003 -     Associates, Inc.(Accounting
Miami Shores, FL 33138                         Present    firm)(1999 to present) and
Date of Birth: 10/24/1957                                 Senior Manager, Arthur
                                                          Anderson, LLP (1995 - October
                                                          1999).


(1) Directors/Trustees serve until their successors are duly elected and qualified.

(2) Mr. Fox is an "interested person", as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.

(3) Mr. McInerney is an "interested person", as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.


(4) Goodwin Procter has historically served as legal counsel to the Independent Directors/Trustees, and has been appointed (effective May 1,
      2003) as legal counsel to the Portfolios.



(5)   Mr. Obermeyer was appointed to the Board on January 1, 2003.

OFFICERS

Information about the ING Funds' officers are set forth in the table below:


                                                              TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE FUND   LENGTH OF TIME SERVED(1)(2)   DURING THE LAST FIVE YEARS (3)
---------------------          ----------------------------   ---------------------------   ------------------------------
JAMES M. HENNESSY              President, Chief Executive     March 2002 - Present          President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.   Officer and Chief Operating    (For the ING Funds)           ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258      Officer                                                      Services, LLC, ING Advisors, Inc., ING
Date of Birth:  04/09/1949                                                                  Investments, LLC, Lexington Funds
                               President, Chief Executive     February 2001 - March 2002    Distributor, Inc., Express America T.C.,
                               Officer and Chief Operating    (For the Pilgrim Funds)       Inc. and EAMC Liquidation Corp.
                               Officer                                                      (December 2001 - Present); Executive
                                                                                            Vice President and Chief Operating
                               Chief Operating Officer        June 2000 - February 2001     Officer and ING Funds Distributor, LLC
                                                              (For the Pilgrim Funds)       (June 2000 - Present). Formerly,
                                                                                            Executive Vice President and Chief
                                                                                            Operating Officer, ING Quantitative
                                                                                            Management, Inc. (October 2001 -
                                                                                            September 2002), Senior Executive Vice
                                                                                            President (June 2000 - December 2000)
                                                                                            and Secretary (April 1995 - December
                                                                                            2000), ING Capital Corporation, LLC, ING
                                                                                            Funds Services, LLC, ING Investments,
                                                                                            LLC, ING Advisors, Inc., Express America
                                                                                            T.C., Inc. and EAMC Liquidation Corp.;
                                                                                            Executive Vice President, ING Capital
                                                                                            Corporation, LLC and its affiliates (May
                                                                                            1998 - June 2000); and Senior Vice
                                                                                            President, ING Capital Corporation, LLC
                                                                                            and its affiliates (April 1995 - April
                                                                                            1998).

STANLEY D. VYNER               Executive Vice President       March 2002 - Present          Executive Vice President, ING Advisors,
7337 E. Doubletree Ranch Rd.                                  (For the ING Funds)           Inc. and ING Investments, LLC (July 2000
Scottsdale, Arizona 85258                                                                   - Present) and Chief Investment Officer
Date of Birth:  05/14/1950     Executive Vice President       July 1996 - March 2002        of the International Portfolios, ING
                                                              (For the international        Investments, LLC (July 1996 - Present).
                                                              portfolios of the Pilgrim     Formerly, President and Chief Executive
                                                              Funds)                        Officer, ING Investments, LLC (August
                                                                                            1996 - August 2000).

MICHAEL J. ROLAND              Executive Vice President,      March 2002 - Present          Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   Assistant Secretary and        (For the ING Funds)           Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258      Principal Financial Officer                                  Funds Services, LLC, ING Funds
Date of Birth:  05/30/1958                                                                  Distributor, LLC, ING Advisors, Inc.,
                               Senior Vice President and      June 1998 - March 2002        ING Investments, LLC, Inc., Lexington
                               Principal Financial Officer    (For the Pilgrim Funds)       Funds Distributor, Inc., Express America
                                                                                            T.C., Inc. and EAMC Liquidation Corp.
                               Chief Financial Officer        December 2002 - Present       (December 2001 - Present). Formerly,
                                                              (For the IPI Funds)           Executive Vice President, Chief
                                                                                            Financial Officer and Treasurer ING
                                                                                            Quantitative Management (December 2001 -
                                                                                            September 2002), Senior Vice President,
                                                                                            ING Funds Services, LLC, ING
                                                                                            Investments, LLC and ING Funds
                                                                                            Distributor, LLC (June 1998 - December
                                                                                            2001) and Chief Financial Officer of
                                                                                            Endeavor Group (April 1997 - June 1998).

ROBERT S. NAKA                 Senior Vice President and      March 2002 - Present          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary            (For the ING Funds)           Secretary, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                                   Funds Distributor, LLC, ING Advisors,
Date of Birth:  06/17/1963     Senior Vice President and      November 1999 - March 2002    Inc., ING Capital Corporation, LLC, ING
                               Assistant Secretary            (For the Pilgrim Funds)       Investments, LLC (October 2001 -
                                                                                            Present) and Lexington Funds
                               Assistant Secretary            July 1996 - November 1999     Distributor, Inc. (December 2001 -
                                                              (For the Pilgrim Funds)       Present). Formerly, Senior Vice
                                                                                            President and Assistant Secretary, ING
                                                                                            Quantitative Management, Inc. (October
                                                                                            2001 - September 2002), Vice President,
                                                                                            ING Investments, LLC (April 1997 -
                                                                                            October 1999), ING Funds Services, LLC
                                                                                            (February 1997 - August 1999) and
                                                                                            Assistant Vice President, ING Funds
                                                                                            Services, LLC (August 1995 - February
                                                                                            1997).

                                                              TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE FUND   LENGTH OF TIME SERVED(1)(2)   DURING THE LAST FIVE YEARS (3)
---------------------          ----------------------------   ---------------------------   ------------------------------
ROBYN L. ICHILOV               Vice President and Treasurer   March 2002 - Present          Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                  (For the ING Funds)           (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                   Investments, LLC (August 1997 -
Date of Birth:  09/25/1967     Vice President and Treasurer   May 1998 - March 2002         Present); Accounting Manager, ING
                                                              (For the Pilgrim Funds)       Investments, LLC (November 1995 -
                                                                                            Present).
                               Vice President                 November 1997 - May 1998
                                                              (For the Pilgrim Funds)

KIMBERLY A. ANDERSON           Vice President and Secretary   March 2002 - Present          Vice President and Secretary, ING Funds
7337 E. Doubletree Ranch Rd.                                  (For the ING Funds)           Services, LLC, ING Funds Distributor,
Scottsdale, Arizona 85258                                                                   LLC, ING Advisors, Inc., ING
Date of Birth:  07/25/1964                                    February 2001 - March 2002    Investments, LLC (October 2001 -
                                                              (For the Pilgrim Funds)       Present) and Lexington Funds
                                                                                            Distributor, Inc. (December 2001 -
                                                                                            Present). Formerly, Vice President, ING
                                                                                            Quantitative Management, Inc. (October
                                                                                            2001 - September 2002); Assistant Vice
                                                                                            President, ING Funds Services, LLC
                                                                                            (November 1999 - January 2001) and has
                                                                                            held various other positions with ING
                                                                                            Funds Services, LLC for more than the
                                                                                            last five years.

LAUREN D. BENSINGER            Vice President                 March 2003 - Present          Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                  (For the ING Funds)           Officer, ING Funds Distributor, LLC
Scottsdale, Arizona 85258                                                                   (July 1995 - Present); Vice President
Date of Birth:  02/06/1954                                                                  (February 1996 - Present) and Chief
                                                                                            Compliance Officer (October 2001 -
                                                                                            Present) ING Investments, LLC; Vice
                                                                                            President and Chief Compliance Officer,
                                                                                            ING Advisors, Inc. (July 2000 -
                                                                                            Present), Vice President and Chief
                                                                                            Compliance Officer, ING Quantitative
                                                                                            Management, Inc. (July 2000 - September
                                                                                            2002), and Vice President, ING Fund
                                                                                            Services, LLC (July 1995 - Present).

SUE KINENS                     Assistant Vice President       March 2003 - Present          Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   and Assistant Secretary        (For the ING Funds)           Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                   (December 2002 - Present); and has held
Date of Birth:  12/31/1976                                                                  various other positions with ING Funds
                                                                                            Services, LLC for the last five years.

TODD MODIC                     Assistant Vice President       April 2002 - Present          Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                  (For certain ING Funds)       Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Director of Financial
Date of Birth:  11/03/1967                                    March 2002 - Present          Reporting, Axient Communications, Inc.
                                                              (For certain ING Funds)       (May 2000 - January 2001) and Director
                                                                                            of Finance, Rural/Metro Corporation
                                                              August 2001 - March 2002      (March 1995 - May 2000).
                                                              (For the Pilgrim Funds)

                                                              TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE FUND   LENGTH OF TIME SERVED(1)(2)   DURING THE LAST FIVE YEARS (3)
---------------------          ----------------------------   ---------------------------   ------------------------------
MARIA M. ANDERSON              Assistant Vice President       April 2002 - Present          Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                  (For certain ING Funds)       Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Manager of Fund Accounting and
Date of Birth:  05/29/1958                                    March 2002 - April 2002       Fund Compliance, ING Investments, LLC
                                                              (For certain ING Funds)       (September 1999 - November 2001);
                                                                                            Section Manager of Fund Accounting,
                                                              August 2001 - March 2002      Stein Roe Mutual Funds (July 1998 -
                                                              (For the Pilgrim Funds)       August 1999); and Financial Reporting
                                                                                            Analyst, Stein Roe Mutual Funds (August
                                                                                            1997 - July 1998).



(1) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."



(2) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the ING fund complex and the name of the fund complex name changed to "ING Funds."

(3) The following documents the evolution of the name of each corporate entity referenced in the above biographies:


ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed) ING Pilgrim Investments,
    Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)
  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)

ING Funds Distributor, LLC. (October 2002)
  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
    LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
 Lexington Management Corporation (December 1996 - incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim
  Capital Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
    Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF DIRECTORS/TRUSTEES

The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

Committees


The Board has an Audit Committee whose function is to, among other things, meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. O'Dell and Mr. Obermeyer (collectively the "Independent Trustees"). Ms. Norgaard currently serves as Chairman and Ms. Fighetti currently serves as Vice Chairman of the Committee. The Audit Committee held 4 meetings during the last fiscal year.



The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any its shareholders. The Contract Committee currently consists of the Independent Trustees. Mr. Koch currently serves as Chairman and Dr. DePrince currently serves as Vice Chairman of the Committee. The Contract Committee held 2 meetings during the last fiscal year.



The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of the Independent Trustees. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 5 meetings during the last fiscal year.



The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The identity of the members of the valuation committee consists of any two members of the Board, at least one of whom must be an Independent Trustee. The identity of the members will change from time to time based upon the availability of particular Board members to participate in any particular meeting. The Valuation Committee held (15) meeting during the calendar year ended December 31, 2002.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.


                                                                                                            AGGREGATE
                                                                                                            DOLLAR RANGE OF
                                                                                                            EQUITY SECURITIES IN ALL
                                                                                                            REGISTERED INVESTMENT
                                                                                                            COMPANIES OVERSEEN
                                                         DOLLAR RANGE OF EQUITY SECURITIES                  BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                                     IN THE PORTFOLIO AS OF DECEMBER 31, 2002(1)             INVESTMENT COMPANIES (1)
---------------                       -------------------------------------------------------------------   ------------------------

                                                                       ING                       ING VP
                                       ING VP                          Strategic    ING          Growth
                                       Money      ING VP     ING       Allocation   Variable     and
                                       Market     Bond       Balanced  Portfolios,  Portfolios,  Income
                                       Portfolio  Portfolio  VP, Inc.  Inc.         Inc.         Portfolio
                                       ---------  ---------  --------  -----------  -----------  ---------
INDEPENDENT TRUSTEES

Albert E. DePrince, Jr.                      A        A         A          A             A          A                  N/A
Maria T. Fighetti                            A        A         A          A             A          A                  N/A
Sidney Koch                                  A        A         A          A             A          A                  N/A
Corine T. Norgaard                           A        A         A          A             A          E                   E
Edward T. O'Dell (2)                         A        A         A          A             A          A                  N/A
Joseph E. Obermeyer (3)                      A        A         A          A             A          A                  N/A
TRUSTEES WHO ARE "INTERESTED PERSONS"

J. Scott Fox                                 A        A         A          A             A          A                  N/A
Thomas J. McInerney                          A        A         A          A             A          A                  N/A


(1)   Dollar range key:
      A = None
      B = $1 - $10,000
      C = $10,001 - $50,000
      D = $50,001 - $100,000
      E = over $100,000


(2)   Mr. O'Dell became a member of the board on June 1, 2002.



(3)   Mr. Obermeyer became a member of the board on January 1, 2003.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership as of December 31, 2002 in securities of the Portfolios' Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Portfolio (not including registered investment companies.



                              NAME OF OWNERS
                              AND RELATIONSHIP                                  VALUE OF
NAME OF TRUSTEE               TO TRUSTEE          COMPANY    TITLE OF CLASS    SECURITIES    PERCENTAGE OF CLASS
---------------               ----------          -------    --------------    ----------    -------------------
Albert E. DePrince, Jr.             N/A             N/A          N/A               $0                 N/A
Maria T. Fighetti                   N/A             N/A          N/A               $0                 N/A
Sidney Koch                         N/A             N/A          N/A               $0                 N/A
Corine T. Norgaard                  N/A             N/A          N/A               $0                 N/A
Edward T. O'Dell(1)                 N/A             N/A          N/A               $0                 N/A
Joseph E. Obermeyer(2)              N/A             N/A          N/A               $0                 N/A



(1) Mr. O'Dell became a member of the board on June 1, 2002.



(2) Mr. Obermeyer became a member of the board on January 1, 2003.

TRUSTEE COMPENSATION

During the year ended December 31, 2002, members of the Board who are also directors, officers or employees of ING or its affiliates were not entitled to any compensation from the Portfolios. For the year ended December 31, 2002, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Trustees was entitled to receive pension or retirement benefits.


                                           AGGREGATE                                                                  TOTAL
                            AGGREGATE      COMPENSATION                                                               COMPENSATION
                            COMPENSATION   FROM ING                                                                   FROM THE
                            FROM ING       STRATEGIC      AGGREGATE      AGGREGATE                     AGGREGATE      FUNDS
                            VARIABLE       ALLOCATION     COMPENSATION   COMPENSATION   AGGREGATE      COMPENSATION   AND FUND
NAME OF PERSON              PORTFOLIOS,    PORTFOLIOS,    FROM MONEY     FROM           COMPENSATION   FROM GROWTH    COMPLEX PAID
POSITION                    INC.           INC.           MARKET         BALANCED       FROM BOND      AND INCOME     TO TRUSTEES
--------------              ------------   ------------   ------------   ------------   ------------   --------       ------------
Corine Norgaard
Trustee                     $ 13,027       $  2,789       $  9,147       $  7,908       $  6,824       $ 24,624       $ 96,500

Sidney Koch                 $ 13,423       $  2,893       $  9,599       $  8,189       $  7,181       $ 25,264       $100,250
Trustee

Maria T. Fighetti           $ 12,844       $  2,752       $  9,046       $  7,807       $  6,743       $ 24,303       $ 95,250
Trustee

David L. Grove(1)           $ 13,108       $  2,809       $  9,240       $  7,964       $  6,899       $ 24,762       $ 97,250
Trustee

Albert E. DePrince, Jr.     $ 13,614       $  2,918       $  9,598       $  8,274       $  7,162       $ 25,717       $101,000
Trustee

Edward T. O'Dell(2)         $ 14,671       $  3,131       $ 10,146       $  8,909       $  7,496       $ 27,865       $108,000
Trustee

Richard Scheide(2)          $    510       $    103       $    289       $    303       $    199       $  1,028       $  3,500

Joseph E. Obermeyer(3)      $      0       $      0       $      0       $      0       $      0       $      0       $      0



(1)   Mr. Grove resigned as a member of the board on March 31, 2003.



(2) Mr. O'Dell became a member of the board on June 1, 2002, upon the retirement of Mr. Scheide on June 1, 2002.



(3)   Mr. Obermeyer became a member of the board on January 1, 2003.



                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios' equity securities as of March 31, 2003, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of March 31, 2003, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following
Portfolios:

                                                                         CLASS AND TYPE     PERCENTAGE   PERCENTAGE
FUND                                ADDRESS                              OF OWNERSHIP       OF CLASS     OF FUND
----                                -------                              ------------       --------     -------

ING Strategic Allocation Growth     ING Life Insurance & Annuity Comp.   Beneficial Owner     97.78%*      97.78%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Balanced                        ING Life Insurance & Annuity Comp.   Beneficial Owner     97.65%*      97.65%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Bond                            ING Life Insurance & Annuity Comp.   Beneficial Owner     96.49%*      96.49%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Strategic Allocation Income     ING Life Insurance & Annuity Comp.   Beneficial Owner     97.55%*      97.55%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Growth                          ING Life Insurance & Annuity Comp.   Class R              98.59%*      98.59%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0001

ING Growth & Income                 ING Life Insurance & Annuity Comp.   Beneficial Owner     97.09%*      97.09%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Index Plus LargeCap             ING Life Insurance & Annuity Comp.   Class R              97.55%*      97.03%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0001

ING Index Plus MidCap               ING Life Insurance & Annuity Comp.   Class R              98.51%*      96.12%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0002

ING Index Plus SmallCap             ING Life Insurance & Annuity Comp.   Class R              98.54%*      93.83%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0002

ING International Equity            ING Life Insurance & Annuity Comp.   Class R              99.06%*      98.95%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0002

ING Strategic Allocation Balanced   ING Life Insurance & Annuity Comp.
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001              Beneficial Owner     98.88%*      98.88%

ING Money Market                    ING Life Insurance & Annuity Comp.   Beneficial Owner     94.33%*      94.33%
                                    151 Farmington Ave TN 41
                                    Hartford, CT 06156-0001

ING Small Company                   ING Life Insurance & Annuity Comp.   Class R              96.48%*      96.40%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0001

ING Technology Portfolio            ING Life Insurance & Annuity Comp.   Class R              97.98%*      97.96%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0002

                                                                         CLASS AND TYPE     PERCENTAGE   PERCENTAGE
FUND                                ADDRESS                              OF OWNERSHIP       OF CLASS     OF FUND
----                                -------                              ------------       --------     -------
ING Value Opportunity               ING Life Insurance & Annuity Comp.   Class R              98.17%*      97.64%
                                    151 Farmington Ave TN 41             Beneficial Owner
                                    Hartford, CT 06156-0001



* The above entities are indirect wholly owned subsidiaries of ING Groep N.V. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V.'s principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.



As of March 31, 2003, officers and Trustees owned less than 1% of the outstanding shares of each Portfolio.


                         INVESTMENT ADVISORY AGREEMENTS


The investment adviser for the Portfolios is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors/Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"):
Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to all the Portfolios except VP Technology; and AIC Asset Management, LLC as Sub-Adviser to VP Technology. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, Aeltus served as investment adviser to all the Portfolios (except VP Technology), and effective on that date ING Investments, LLC serves as investment adviser and Aeltus serves as the Sub-Adviser to each Portfolio (except VP Technology). AIC has served as the Sub-Adviser to VP Technology since the Portfolio commenced operations.



The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Portfolios. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Portfolios.

The Investment Adviser oversees the investment management of the Sub-Advisers for the Portfolios.



The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial term through December 31, 2002, the Investment Management Agreement and Sub-Advisory Agreements continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors/Trustees who are not parties to the Investment Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.



In connection with each annual approval, the Board is provided with qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements.



In approving the Investment Management Agreement through December 31, 2003, the Board considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of each Portfolio in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by ING Investments; (3) the fees charged under the Investment Management Agreement for each Portfolio including a comparison to fees paid by other comparable mutual funds; (4) the reasonableness of the compensation paid to ING Investments under the Investment Management Agreement; (5) the profitability to ING Investments and its affiliates; (6) the personnel, capabilities and operations and financial condition of ING Investments; and (7) the expense ratio of each Portfolio in absolute terms and relative to other comparable mutual funds. The Board also reviewed information provided by ING Investments relating to its compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In addition, the Board considered the total services provided by ING Funds Services, LLC, an affiliate of ING Investments, as the administrator for all the Portfolios as well as the fees the administrator receives for such services.



In approving the Sub-Advisory Agreements through December 31, 2003, the Board considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of each Portfolio in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the reasonableness of the compensation paid to the Sub-Advisers under the Sub-Advisory Agreements, including the advisory fee retained by ING Investments for its services to sub-advised Portfolios; (4) the profitability to the Sub-Advisers of the services provided under the Sub-Advisory Agreements; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; (6) the brokerage and trading activities of the Sub-Advisers in managing the Portfolios' portfolios, the impact of such activities on the performance of the Portfolios and the sources of research used by the Sub-Advisers, including research generated by each Sub-Adviser and soft dollar research; and (7) each Sub-Adviser's proxy voting guidelines and procedures. The Board also reviewed information provided by the Sub-Advisers relating to their compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures.



In the context of reviewing the Sub-Advisory Agreements with Aeltus, the Board met with senior management and reviewed absolute and relative performance of the Portfolios. With respect to Portfolios that had relatively poor performance in relation to a peer group of portfolios, the independent Director/Trustees considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance. In connection with these discussions, the Board reviewed changes planned and those already implemented with respect to the internal investment management operations of Aeltus as well as the personnel responsible for these activities. The Board also considered the compensation structure within Aeltus and its ability to attract and retain high quality investment professionals.



In reviewing the terms of the Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and Sub-Advisory Agreements are in the interests of the Portfolios and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Directors/Trustees, approved the Investment Management Agreement and Sub-Advisory Agreements.



Each Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).






As of March 31, 2003, the Investment Adviser had assets under management of almost $ 32.5 billion.



The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:

              PORTFOLIO                                 ADVISORY FEE*
              ---------                                 -------------
     VP Strategic Allocation Growth                          0.60%
     VP Balanced                                             0.50%
     VP Bond                                                 0.40%
     VP Strategic Allocation Balanced                        0.60%
     VP Growth                                               0.60%
     VP Growth and Income                         0.50% on first $10 billion
                                                   0.45% on next $ 5 billion
                                                    0.425% over $15 billion
     VP Index Plus LargeCap                                  0.35%
     VP Index Plus MidCap                                    0.40%
     VP Index Plus SmallCap                                  0.40%
     VP International                                        0.85%
     VP Strategic Allocation Income                          0.60%
     VP Money Market                                         0.25%
     VP Small Company                                        0.75%
     VP Technology                                           0.95%
     VP Value Opportunity                                    0.60%

* As a percentage of average daily net assets.

For the period ended December 31, 2002, and the fiscal years ended 2001 and 2000, investment advisory fees were paid as follows (Aeltus was the former investment adviser to the Portfolios prior to March 1, 2002 and is now the current Sub-Adviser):


PERIOD ENDED DECEMBER 31, 2002


                                           TOTAL INVESTMENT ADVISORY                             NET ADVISORY
                                                     FEES                   WAIVER                FEES PAID
VP Strategic Allocation Growth                     1,112,104                31,954                 1,080,150
VP Balanced                                        7,035,470                  --                   7,035,470
VP Bond                                            4,380,427                  --                   4,380,427
VP Strategic Allocation Balanced                   1,035,868                126,788                 909,080
VP Growth                                          1,457,177                  --                   1,457,177
VP Growth and Income                               22,825,214                 --                  22,825,214
VP Index Plus LargeCap                             3,713,180                  --                   3,713,180
VP Index Plus MidCap                                935,653                   --                    935,653
VP Index Plus SmallCap                              314,446                 36,563                  277,883
VP International                                    343,690                 124,232                 219,458
VP Strategic Allocation Income                      757,240                 155,321                 601,919
VP Money Market                                    3,799,976                  --                   3,799,976
VP Small Company                                   2,535,978                  --                   2,535,978
VP Technology                                       534,731                  4,750                  529,981
VP Value Opportunity                               1,344,310                  --                   1,344,310


FISCAL YEAR ENDED DECEMBER 31, 2001

                                             TOTAL INVESTMENT                         NET ADVISORY
                                              ADVISORY FEES           WAIVER           FEES PAID
VP Strategic Allocation Growth (1)           $      1,204,732      $          0      $   1,204,732
VP Balanced                                         8,206,599                 0          8,206,599
VP Bond                                             3,518,418                 0          3,518,418
VP Strategic Allocation Balanced (2)                1,093,804            76,680          1,017,124
VP Growth                                           2,149,653                 0          2,149,653
VP Growth and Income                               31,538,451                 0         31,538,451
VP Index Plus LargeCap                              4,120,724                 0          4,120,724
VP Index Plus MidCap                                  481,906                 0            481,906
VP Index Plus SmallCap                                128,794            34,122             94,672
VP International                                      424,177            50,446            373,731
VP Strategic Allocation Income (3)                    771,597           135,407            636,190
VP Money Market                                     3,523,575                 0          3,523,575
VP Small Company                                    2,240,857                 0          2,240,857
VP Technology                                         501,382                25            501,357
VP Value Opportunity                                1,058,944                 0          1,058,944

      (1)   Formerly known as VP Ascent
      (2)   Formerly known as VP Crossroads
      (3)   Formerly know as VP Legacy

FISCAL YEAR ENDED DECEMBER 31, 2000


                                             TOTAL INVESTMENT                         NET ADVISORY
                                              ADVISORY FEES           WAIVER           FEES PAID
VP Strategic Allocation Growth (1)           $      1,288,522      $      3,510       $  1,285,012
VP Balanced                                         9,391,646                 0          9,391,646
VP Bond                                             2,711,402                 0          2,711,402
VP Strategic Allocation Balanced (2)                1,134,110            96,060          1,038,050
VP Growth                                           2,633,432                 0          2,633,432
VP Growth and Income                               44,970,548                 0         44,970,548
VP Index Plus LargeCap                              4,333,342                 0          4,333,342
VP Index Plus MidCap                                  173,551            17,747            155,804
VP Index Plus SmallCap                                 61,947            39,983             21,964
VP International                                      440,381            98,071            342,310
VP Strategic Allocation Income (3)                    750,386           143,941            606,445
VP Money Market                                     2,818,097                 0          2,818,097
VP Small Company                                    1,831,509                 0          1,831,509
VP Technology*                                        197,227            11,406            185,821
VP Value Opportunity                                  569,824                 0            569,824


      (1)   Formerly known as VP Ascent
      (2)   Formerly known as VP Crossroads
      (3)   Formerly known as VP Legacy

* Technology commenced operations on May 1, 2000. Investment Advisory Fees shown are for the period from May 1, 2000 to December 31, 2000.

                             SUB-ADVISORY AGREEMENTS

The Investment Management Agreement for each Portfolio provides that the Investment Adviser, with the approval of a Portfolio's Board, may select and employ a Sub-Adviser for the Portfolio, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of a Portfolio who are employees of the Investment Adviser or its affiliates and office rent of a Portfolio. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio's net asset value; taxes, if any, and the preparation of each Portfolio's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Portfolios who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors/Trustees, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2003 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreements between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to all the Portfolios except VP Technology. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolios' portfolio investments consistently with the Portfolios' investment objectives, and executes any of the Portfolios' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3607. Aeltus is a wholly owned subsidiary of ING Groep N.V.

Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC, AIC serves as Sub-Adviser to VP Technology. In this capacity, AIC, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolio's portfolio of investments consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94111. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.

For the following Portfolios, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets managed during the month:


                                         SUB-ADVISORY FEE*         ASSETS
VP Growth                                     0.270%                 N/A
VP International                              0.383%                 N/A
VP Small Company                              0.338%                 N/A
VP Value Opportunity                          0.270%                 N/A
VP Technology                                 0.500%                 N/A
VP Balanced                                   0.225%                 N/A
VP Growth and Income                          0.055%         On first $5 billion
                                               0.03%           Over $5 billion

                                         SUB-ADVISORY FEE*         ASSETS
VP Bond                                       0.180%                 N/A
VP Money Market                               0.113%                 N/A
VP Index Plus LargeCap                        0.158%                 N/A
VP Index Plus MidCap                          0.180%                 N/A
VP Index Plus SmallCap                        0.180%                 N/A
VP Strategic Allocation Growth                0.270%                 N/A
VP Strategic Allocation Balanced              0.270%                 N/A
VP Strategic Allocation Income                0.270%                 N/A


      * As a percentage of average daily net assets.




The Investment Adviser has entered into expense limitation agreements with the following Portfolios, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolios' Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser) do not exceed the expense limitation shown on the following table:


        PORTFOLIO                                   CLASS R     CLASS S
        VP Growth                                     0.80%       1.05%
        VP International                              1.15%       1.40%
        VP Small Company                              0.95%       1.20%
        VP Value Opportunity                          0.80%       1.05%
        VP Technology                                 1.15%       1.40%
        VP Index Plus Large Cap                       0.55%       0.80%
        VP Index Plus Mid Cap                         0.60%       0.85%
        VP Index Plus Small Cap                       0.60%       0.85%
        VP Strategic Allocation Growth                0.75%         NA
        VP Strategic Allocation Balanced              0.70%         NA
        VP Strategic Allocation Income                0.65%         NA


Each Portfolio may at a later date reimburse the Investment Adviser for investment management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitations are contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement upon thirty (30) days' prior to the end of the then-current term or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Adviser at its principal place of business.

                       ADMINISTRATIVE SERVICES AGREEMENTS


ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Portfolios pursuant to Administrative Services Agreements. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Portfolios' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Portfolios under the Custodian Agreements, the transfer agent for the Portfolios under the Transfer Agency Agreements, and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. The Administrator is an affiliate of the Investment Adviser.



Prior to April 1, 2002, Aeltus provided administrative services to the Portfolios pursuant to administrative agreements. The services provided by Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV;
(6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointment as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administrative Services Agreements.



For the fiscal years ended December 31, 2002, 2001 and 2000, administrative services fees paid were as follows:



                                              2002               2001              2000
                                              ----               ----              ----
VP Strategic Allocation Growth             $  111,618       $   150,592       $   161,065
VP Balanced                                   850,019          1,230,990         1,408,747
VP Bond                                       652,037           659,704           508,388
VP Strategic Allocation Balanced              103,849           136,726           141,764
VP Growth                                     148,122           268,707           329,179
VP Growth and Income                         2,740,471         4,403,846         5,743,695
VP Index Plus LargeCap                        640,921           883,012           928,761
VP Index Plus MidCap                          137,664            90,357            32,541
VP Index Plus SmallCap                        45,961             24,149            11,615
VP International                              24,565             37,427            38,857
VP Strategic Allocation Income                75,781             96,450            93,798
VP Money Market                               908,809          1,057,073          845,429
VP Small Company                              203,368           224,086           183,151
VP Technology*                                34,412             39,583            15,612
VP Value Opportunity                          134,503           132,368            71,228


  * Technology commenced operations on May 1, 2000. Administrative Services Fees shown are for the period from May 1, 2000 to December 31, 2000.

                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of all Portfolios, except International. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International. Neither custodian participates in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT


DST SYSTEMS, INC., 330 WEST 9TH STREET, KANSAS CITY, MISSOURI SERVES AS THE TRANSFER AGENT AND DIVIDEND-PAYING AGENT TO THE PORTFOLIOS.


                              INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent auditors to the Portfolios. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.


                              PRINCIPAL UNDERWRITER


Shares of the Portfolios are offered on a continuous basis. Effective January 1, 2002, the Board approved a change in the Portfolios' principal underwriter from Aeltus Capital, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 to ING Funds Distributor, LLC, 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributors, LLC is a Delaware corporation and is an indirect wholly owned subsidiary of ING Groep N.V. and an affiliate of ING. As principal underwriter for each Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of each Portfolio thereof.


                       DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by ING Funds Distributor, LLC. Class S shares of the Portfolios are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution

Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.


ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.


The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.


In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios' assets and potential continued growth, 2) the services provided to the Portfolios and its shareholders by ING Funds Distributors, LLC, and 3) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.


The investment adviser, sub-adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor, LLC with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Portfolio assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.



Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Funds paid to ING Funds Distributor for the fiscal year ended December 31, 2002 were as follows:

Year Ended December 31, 2002



          DISTRIBUTION EXPENSES                       CLASS R            CLASS S
          ---------------------                       -------            -------
VP International Equity

Advertising                                           $   197            $    73
Printing                                                3,744              1,380
Salaries & Commissions                                 26,793              9,874
Broker Servicing                                       10,278              3,788
Miscellaneous                                          13,199              4,864
Total                                                  54,211             19,979

VP Growth

Advertising                                           $   197            $    73
Printing                                                3,743              1,381
Salaries & Commissions                                 26,786              9,881
Broker Servicing                                       10,295              3,797
Miscellaneous                                          13,196              4,867
Total                                                  54,217             19,999

VP Small Company

Advertising                                           $   196            $    73
Printing                                                3,729              1,395
Salaries & Commissions                                 26,682              9,985
Broker Servicing                                       10,445              3,908
Miscellaneous                                          13,144              4,919
Total                                                  54,196             20,280

VP Technology

Advertising                                           $   197            $    73
Printing                                                3,745              1,380
Salaries & Commissions                                 26,795              9,872
Broker Servicing                                       10,278              3,787
Miscellaneous                                          13,200              4,863
Total                                                  54,215             19,975

VP Index Plus LargeCap

Advertising                                           $   181            $    89
Printing                                                3,443              1,682
Salaries & Commissions                                 24,634             12,033
Broker Servicing                                       13,672              6,678
Miscellaneous                                          12,135              5,928
Total                                                  54,065             26,410

VP Index Plus MidCap

Advertising                                           $   172            $    98
Printing                                                3,259              1,866
Salaries & Commissions                                 23,317             13,350
Broker Servicing                                       15,016              8,598
Miscellaneous                                          11,486              6,577
Total                                                  53,250             30,489

VP Index Plus SmallCap

Advertising                                           $   174            $    96
Printing                                                3,303              1,821
Salaries & Commissions                                 23,635             13,032
Broker Servicing                                       13,484              7,434
Miscellaneous                                          11,643              6,420
Total                                                  52,239             28,803

          DISTRIBUTION EXPENSES                       CLASS R            CLASS S
          ---------------------                       -------            -------
VP Value Opportunity

Advertising                                           $   191            $    79
Printing                                                3,620              1,505
Salaries & Commissions                                 25,901             10,766
Broker Servicing                                       11,499              4,780
Miscellaneous                                          12,759              5,304
Total                                                  53,970             22,434

VP Bond

Advertising                                           $   115            $    81
Printing                                                2,193              1,543
Salaries & Commissions                                 15,251             10,731
Broker Servicing                                       27,813             19,569
Miscellaneous                                           7,964              5,604
Total                                                  53,336             37,528



                        PURCHASE AND REDEMPTION OF SHARES


Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio's Prospectus. The value of shares redeemed may be more or less than the shareholder's costs, depending upon the market value of the portfolio securities at the time of redemption.


Redemption of shares, or payment, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, And Christmas Day.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to Portfolio variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions at net asset value without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Portfolio would be subject, in part, to the provisions of the individual plans and applicable law.

Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.


The Board monitors for possible conflicts among separate accounts (and will do so for Plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or Plan) withdrawing because of a conflict.

Each Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio's net asset value per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio's net asset value per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of each Portfolio's Board and ING, Aeltus or AIC in the case of Technology, has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is the policy of Aeltus and AIC to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade.



Aeltus or AIC, in the case of Technology, receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolios and other investment companies, services related to the execution of trades on behalf of a Portfolio and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Portfolio personnel with respect to computerized systems and data furnished to the Portfolios as a component of other research services. Aeltus or AIC considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. The policy of Aeltus and AIC in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus or AIC, in the case of Technology.

Research services furnished by brokers through whom the Portfolios effect securities transactions may be used by Aeltus or AIC in servicing all of their respective accounts; not all such services will be used by Aeltus or AIC to benefit the Portfolios.


Consistent with federal law, Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of each Sub-Adviser as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect that Sub-Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Portfolios.


The Portfolios have not effected, and have no present intention of effecting, any brokerage transactions in portfolio securities with ING Investments, Aeltus, AIC or any other affiliated person of the Portfolios.


A Portfolio and another advisory client of ING Investments, Aeltus, or AIC or ING Investments, Aeltus or AIC itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Portfolio and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:


                                        2002            2001            2000
                                        ----            ----            ----
VP Strategic Allocation Growth      $  1,093,453    $  1,073,513    $    801,020
VP Balanced                            4,255,018       2,474,375       2,199,584
VP Bond                                    7,881               0               0
VP Strategic Allocation Balanced         836,594         767,981         617,966
VP Growth                              1,705,310       1,139,855         947,691
VP Growth and Income                  35,856,006      35,021,567      35,382,620
VP Index Plus LargeCap                 2,251,123       2,939,455       2,566,498
VP Index Plus MidCap                     701,374         287,293          86,704
VP Index Plus SmallCap                   328,020          82,932          25,600
VP International*                        500,516         498,926         477,108
VP Strategic Allocation Income           410,803         399,152         285,133
VP Money Market                                0               0               0
VP Small Company                       5,718,159       1,510,267       1,352,300
VP Technology*                           238,494         152,139         103,695
VP Value Opportunity                   2,134,313         770,989         317,894


* Technology commenced operation on May 1, 2000.

      The increase in the aggregate amount of brokerage commissions paid for the fiscal year ended December, 31, 2002 by each of VP Index Plus MidCap and VP Index Plus SmallCap can be attributed to an increase in assets under management for each such Portfolio, changes in strategies related to sector weightings, and the greater volatility in the market in which each Portfolio invests. The increase in aggregate commission rates paid by VP Small Company was due to a change in Portfolio Managers and changes associated with the reconstitution of the Portfolio's benchmark index. VP Growth paid higher aggregate commissions for the fiscal year ended December 31, 2002 due to greater volatility in the equity investments in which that Portfolio invests and a change in Portfolio Managers. VP Value Opportunity paid higher aggregate commissions for the fiscal year ended December 31, 2002 due to market volatility and a change in portfolio managers. The increase in the aggregate amount of brokerage commissions paid by VP Balanced can be attributed to changes related to the Portfolio's investment model and market volatility.




      For the fiscal year ended December 31, 2002, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:



Company Name                              Commissions Paid on Total Transactions
------------                              --------------------------------------
VP Growth                                                 $88,483
VP International                                          $30,528
VP Small Company                                          $43,446
VP Value Opportunity                                     $508,128
VP Technology                                                $---
VP Balanced                                              $188,340
VP Growth and Income                                   $7,088,163
VP Bond                                                      $---
VP Money Market                                              $---
VP Index Plus LargeCap                                   $414,526
VP Index Plus MidCap                                         $---
VP Index Plus SmallCap                                       $---
VP Strategic Allocation Growth                            $29,479
VP Strategic Allocation Balanced                          $17,452
VP Strategic Allocation Income                             $6,103


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolios, ING Investments, ING Funds Distributor, LLC, Aeltus and AIC each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940
Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Portfolio. However, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                                 NET ASSET VALUE

Securities of the Portfolios are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Portfolio securities reported on the National Association of Securities Dealers Automated Quotation system ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation day. If there has been no NOCP on that day, the NASDAQ-reported securities will be valued at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


With respect to any Portfolio that invests in foreign securities, because those securities may be traded on markets that are open on days when the Portfolio does not price its shares, the value of the Portfolio may change even though shareholders may not be permitted to sell or redeem shares. In addition, because substantial time may pass between the time the local market for a security closes and the time a Portfolio prices its shares, intervening events may call into question the reliability of the closing local market price for that security. The Portfolios monitor intervening events that may affect the value of securities held by each Portfolio and, in accordance with procedures adopted by the Board, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time each Portfolio's shares are priced.


                                   TAX STATUS


The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.


Qualification as a Regulated Investment Company


Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

To qualify for treatment as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


Excise Tax


Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:



      -     98% of the Portfolio's ordinary income for the calendar year;
      - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and
      - any undistributed ordinary income or capital gain net income for the prior year.


The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Qualification of Separate Accounts


Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.


In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.


Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

General Summary

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

                             PERFORMANCE INFORMATION


Performance information for each Portfolio including the yield and effective yield of Money Market, the yield of VP Bond, the dividend yield of Money Market and VP Bond and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yields

Current yield for Money Market will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1)[to the power of]365/7] - 1


The yield and effective yield for Money Market for the seven days ended December 31, 2002 were 1.09% and 1.09%, respectively.


30-Day Yield for Certain Non-Money Market Portfolios

Quotations of yield for Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                    YIELD = 2[(a - b + 1)[to the power of]6 - 1]
                            -----------------------------------
                                          cd

Where: a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

For purposes of determining net investment income during the period (variable "a" in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

      - Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day's pro-rata share of the most recent paydown gain or loss from the security;

      - Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligation (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended December 31, 2002:


                     PORTFOLIO                       YIELD
                     ---------                       -----
                      VP Bond                        3.155%


Average Annual Total Return


Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:


                       P (1 + T)[to the power of]n = ERV

Where:  P =    a hypothetical initial payment of $1,000
        T =    an average annual total return
        n =    the number of years
        ERV =  the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

On July 16, 2001, the existing shares of the following eight series: Growth, Index Plus LargeCap, Index Plus MidCap, Index Plus SmallCap, International, Small Company, Technology and Value Opportunity were redesignated as Class R Shares and a new class of shares, Class S shares was introduced; of the new eight series introduced for Class S Shares the following four Class S shares are offered to the public, Index Plus LargeCap, Index Plus MidCap, Index Plus SmallCap, and Value Opportunity. On November 1, 2001, the existing shares of Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income were redesigned as Class R Shares and a new class of shares, Class S, was introduced. On May 1, 2002 the existing shares of Balanced, Bond, Growth and Income, and Money Market were redesigned as Class R shares and a new class of shares, Class S, was introduced. For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class R shares, adjusted to reflect the Class S shares' 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN QUOTATIONS AS OF DECEMBER 31, 2002

CLASS R


                                                                               SINCE      INCEPTION
             PORTFOLIO NAME                1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
VP Strategic Allocation Growth             -13.76%     -2.00%        NA         5.37%      07/05/95
VP Balanced                                -10.31%     13.49%      8.35%        8.79%      04/03/89
VP Bond                                      8.33%      6.75%      6.85%        9.02%      05/23/73
VP Strategic Allocation Balanced            -9.54%     -0.28%        NA         5.62%      07/05/95
VP Growth                                  -28.94%     -3.24%        NA         2.27%      12/13/96

VP Growth and Income                       -24.99%     -6.03%      5.17%       11.47%      12/31/79
VP Index Plus LargeCap                     -21.53%      0.09%        NA         6.37%      09/16/96
VP Index Plus MidCap                       -12.09%      8.60%        NA         9.27%      12/16/97
VP Index Plus SmallCap                     -13.21%      1.30%        NA         2.14%      12/19/97
VP International                           -26.68%     -4.08%        NA        -3.54%      12/22/97
VP Strategic Allocation Income              -4.34%      2.31%        NA         6.36%      07/05/95
VP Money Market                              1.66%      4.49%      4.66%        6.54%      01/01/80
VP Small Company                           -23.23%      2.42%        NA         7.39%      12/27/96
VP Technology                              -41.28%        NA         NA       -39.10%      05/01/00
VP Value Opportunity                       -25.96%      1.54%        NA         7.36%      12/13/96



CLASS S (1)



                                                                               SINCE      INCEPTION
             PORTFOLIO NAME                1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
VP Strategic Allocation Growth             -13.76%     -2.00%       N/A         5.37%      07/05/95
VP Balanced                                -10.31%     13.49%      8.35%         N/A            N/A
VP Bond(2)                                    N/A        N/A        N/A         7.44%      05/23/73
VP Strategic Allocation Balanced            -9.54%      -.28%       N/A         5.62%      07/05/95
VP Growth(3)                               -29.08%       N/A        N/A       -22.26%      12/13/96
VP Growth and Income                       -24.99%     -6.03%      5.17%         N/A            N/A
VP Index Plus LargeCap(4)                  -21.74%       N/A        N/A       -18.16%      09/16/96
VP Index Plus MidCap(4)                    -12.26%       N/A        N/A        -7.96%      12/16/97
VP Index Plus SmallCap(4)                  -13.39%       N/A        N/A        -7.90%      12/19/97
VP International(3)                        -26.84%       N/A        N/A       -19.50%      12/22/97
VP Strategic Allocation Income              -4.34%      2.31%       N/A         6.36%      07/05/95
VP Money Market                              1.66%      4.49%      4.66%         N/A            N/A
VP Small Company(3)                        -23.45%       N/A        N/A       -13.15%      12/27/96
VP Technology(3)                           -40.50%       N/A        N/A       -30.70%      05/01/00
VP Value Opportunity(4)                    -26.12%       N/A        N/A       -23.67%      12/13/96



(1) Because Class S are new, the performance for Class S shares are based upon the performance of Class R shares, adjusted to reflect the higher gross total operating expenses of Class S shares as described above.
(2)   Class S shares of this Portfolio commenced operations on May 3, 2002
(3)   Class S shares of this Portfolio commenced operations on November 1, 2001.
(4)   Class S shares of this Portfolio commenced operations on July 16, 2001.



Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Merrill Lynch High Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports thereon, appearing in each Portfolio's Annual Report for the period ending December 31, 2002, are incorporated by reference in this Statement. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.



                                             Statement of Additional Information

PART C:
OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)   Articles of Incorporation (June 4, 1996). (2)

(a)(2)   Articles of Amendment (October 15, 1996). (3)

(a)(3)   Articles Supplementary (October 29, 1997). (4)

(a)(4)   Articles of Amendment (May 1, 1998). (5)

(a)(5)   Articles of Amendment (April 1, 1999). (6)

(a)(6)   Articles Supplementary (February 9, 2000). (7)

(a)(7)   Articles of Amendment (June 8, 2001). (8)

(a)(8)   Articles Supplementary (June 8, 2001). (8)

(a)(9)   Form of Articles Supplementary (August 12, 2002) (1)

(b)      Amended and Restated Bylaws. (9)

(c)      Instruments Defining Rights of Holders. (2)

(d)(1) Investment Management Agreement between the ING Investments, LLC and ING Variable Portfolios, Inc., on behalf of ING VP Growth Portfolio (Growth VP), ING VP International Equity Portfolio (International VP), ING VP Small Company Portfolio (Small Company VP), ING VP Value Opportunity Portfolio (Value
         VP), ING VP Technology Portfolio (Technology VP), ING VP Index Plus Large Cap Portfolio (Large Cap VP), ING VP Index Plus Mid Cap Portfolio (Mid Cap VP), and ING VP Index Plus Small Cap Portfolio (Small Cap VP) (collectively, the "Portfolios").
         (13)

(d)(2)   Sub-Advisory Agreement between ING, Aeltus Investment
         Management, Inc. and ING Variable Portfolios, Inc. on behalf of all Portfolios except Technology VP. (13)

(d)(3) Sub-Advisory Agreement between ING Investments, LLC, AIC Asset Management, LLC and ING Variable Portfolios, Inc. on behalf of Technology VP. (1)

(d)(4) Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. on behalf of the Portfolios.
         (13)

(e) Distribution Agreement between ING Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. on behalf of the Portfolios.
         (13)

(f)      Directors' Deferred Compensation Plan. (4)

(g)(1) Form of Custodian and Investment Accounting Agreement between State Street Bank and Trust Company and ING Variable
         Portfolios, Inc., on behalf of all Portfolios except
         International VP. (13)

(g)(2) Form of Custody Agreement between Brown Brothers Harriman and Company and ING Variable Portfolios, Inc. on behalf of
         International. (13)

(g)(3)   Form of Recordkeeping Agreement between Brown Brothers
         Harriman and Company and ING Variable Portfolios, Inc. on behalf of International VP. (13)

(h)(1)   Administration Agreement between ING Group, LLC and ING
         Variable Portfolios, Inc. on behalf of the Portfolios. (13)

(h)(2)   License Agreement (3)

(i)      Consent of Counsel. (1)

(j)      Consent of Independent Auditors. (1)

(k)      Not Applicable

(l)(1) Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP and Small Company VP. (3)

(l)(2) Agreement re: Initial Contribution to Working Capital for Mid Cap VP, Small Cap VP and International VP. (3)

(m)      Amended and Restated Distribution Plan (Class S). (13)

(n)      Multiple Class Plan. (13)

(o)      Not Applicable.

(p)(1)   ING Group of Funds and Advisers Code of Ethics. (13)

(p)(2)   Aeltus Investment Management, Inc. Code of Ethics. (10)

(p)(4)   Elijah Asset Management, LLC Code of Ethics. (11)

(q)(1)   Power of Attorney. (1, 13)

(q)(2)   Authorization for Signatures. (12)

(1)      Filed herein.

(2) Incorporated by reference to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on June 4, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N- 1A (File No. 333-05173), as filed with the SEC on March 7, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on February 26, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 27, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 27, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 25, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on July, 13, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission (SEC) on April 26, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

(11) Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

(12) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

(13) Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 19, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         ING Variable Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of March 31, 2003, ING Life Insurance and Annuity Company (ILIAC), and its affiliates, had the following interest in the portfolios of ING Variable Portfolios, Inc., through direct ownership or through one of ILIAC's separate accounts:

                                                 % ILIAC
                                                 -------
           Portfolio                        Class R    Class S
           ---------                        -------    -------
ING VP Growth Portfolio                     98.59%          0%
ING VP International Equity Portfolio       98.95%          0%
ING VP Small Company Portfolio              96.40%          0%
ING VP Value Opportunity Portfolio          98.17%      99.42%
ING VP Technology Portfolio                 97.98%        100%
ING VP Index Plus Large Cap Portfolio       97.55%      99.86%
ING VP Index Plus Mid Cap Portfolio         98.51%      99.87%
ING VP Index Plus Small Cap Portfolio       98.54%      99.80%

ILIAC is an indirect wholly owned subsidiary of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Variable Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 25. INDEMNIFICATION

         Article 10, Section (iv) of ING Variable Portfolios, Inc.'s Articles of Incorporation, as amended, provides the following:

         (iv) Indemnification. The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

                  (a) Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

                  (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (c) No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  (d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

                           (1) by a majority vote of a quorum of non-party
Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

                           (2) by independent legal counsel in a written opinion
that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

                  (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

                  (g) Neither the amendment nor repeal of this paragraph (iv) of
Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of
Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

         In addition, ING Variable Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of AIC Asset Management, LLC, subadviser to Technology VP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AIC in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, LLC (formerly, ING Funds Distributor, Inc.) is the principal underwriter for ING VP Balanced Portfolio, Inc., ING Advisory Funds, Inc., ING Corporate Leaders Trust Fund, ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Strategic Allocation Portfolios, Inc., ING GET Fund, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Series Fund, Inc., ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Bond Portfolio, ING Variable Funds, ING VP Money Market Portfolio, and USLICO Series Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Variable Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) each Custodian, (e) the Transfer Agent, (f) each Sub-Adviser. The address of each is as follows:

         (a)      ING Variable Portfolios, Inc.
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (b)      ING Investments, LLC
                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona  85258

         (c)      ING Funds Distributor, LLC

                  7337 East Doubletree Ranch Rd.
                  Scottsdale, Arizona 85258

         (d)(1) State Street Bank and Trust Company (All Portfolios except International VP)
                  801 Pennsylvania Avenue
                  Kansas City, Missouri  64105

         (d)(2) Brown Brothers Harriman and Company (International VP) 40 Water Street
                  Boston, Massachusetts  02109

         (e)      DST Systems, Inc.
                  P.O. Box 419386
                  Kansas City, Missouri  64141

         (f)(1) Aeltus Investment Management, Inc. (All Portfolios except Technology VP)
                  10 State House Square
                  Hartford, Connecticut  06103-3602

         (f)(2)   AIC Asset Management, LLC (Technology VP)
                  100 Pine St., Suite 420
                  San Francisco, California  94111

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the state of Arizona on the 30th day of April, 2003.

                          ING VARIABLE PORTFOLIOS, INC.

                          By:

                              /s/ Kimberly A. Anderson,
                              --------------------------------
                              Kimberly A. Anderson,
                              Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                            TITLE                               DATE
       ---------                            -----                               ----
          *                    President and Director                      April 30, 2003
----------------------         (Principal Executive Officer)
     J. Scott Fox

          *                    President, Chief Executive                  April 30, 2003
----------------------         Officer and Chief Operating Officer
  James M. Hennessy

          *                    Senior Vice President and                   April 30, 2003
----------------------         Principal Financial Officer
  Michael J. Roland

          *                    Director                                    April 30, 2003
----------------------
Albert E. DePrince Jr.

          *                    Director                                    April 30, 2003
----------------------
  Maria T. Fighetti

          *                    Director                                    April 30, 2003
----------------------
     Sidney Koch

          *                    Director                                    April 30, 2003
----------------------
  Corine T. Norgaard

          *                    Director                                    April 30, 2003
----------------------
    John G. Turner

          *                    Director                                    April 30, 2003
----------------------
  Thomas J. McInerney

          *                    Director                                    April 30, 2003
----------------------
  Joseph E. Obermeyer

          *                    Director                                    April 30, 2003
----------------------
  Edward O'Dell

*By: /s/ Kimberly A. Anderson,
     -------------------------------------
     Kimberly A. Anderson,
     Vice President and Secretary
     Attorney-in-Fact**

** Powers of attorney incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on April 19, 2002, with respect to Messrs. Fox, Hennessy, Roland, DePrince Jr., Fighetti, Koch, Norgaard, and Turner. Powers of attorney are included herein for Messrs. McInerney, Obermeyer, and O'Dell.

                                  EXHIBIT INDEX

Exhibit Number                                  Name of Exhibit
--------------                                  ---------------
(a)(9)                          Form of Articles Supplementary (August 12, 2002)

(d)(3)                          Sub-Advisory Agreement between ING Investments, LLC,
                                AIC Asset Management, LLC and ING Variable Portfolios,
                                Inc. on behalf of Technology VP.

(i)                             Consent of Dechert LLP

(j)                             Consent of KPMG LLP

(q)(1)                          Powers of attorney for Messrs. McInerney, Obermeyer, and
                                O'Dell.